UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22540

FQF Trust

(Exact name of registrant as specified in charter)

53 State Street

Suite 1308

Boston, MA 02109

(Address of principal executive offices) (Zip code)

William DeRoche, President

53 State Street

Suite 1308

Boston, MA 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 292-9801

Date of fiscal year end: June 30

Date of reporting period: January 1, 2019 to March 31, 2019

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

FQF Trust

AGFiQ U.S. Market Neutral Momentum Fund

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Shares	Value ($)

LONG POSITIONS - 88.5%

COMMON STOCKS - 88.5%

Aerospace & Defense - 2.2%
Axon Enterprise, Inc.*(a)	396	21,546
Boeing Co. (The)(a)	48	18,308
HEICO Corp.(a)	224	21,251
Teledyne Technologies, Inc.*	92	21,805
TransDigm Group, Inc.*	48	21,792
		104,702
Air Freight & Logistics - 0.5%
Expeditors International of Washington, Inc.(a)	284	21,556

Airlines - 0.8%
Spirit Airlines, Inc.*	380	20,087
United Continental Holdings, Inc.*	244	19,466
		39,553
Banks - 1.6%
Commerce Bancshares, Inc.(a)	336	19,508
First Financial Bankshares, Inc.(a)	332	19,183
Glacier Bancorp, Inc.(a)	484	19,394
Popular, Inc.(a)	376	19,601
		77,686
Biotechnology - 0.8%
Exact Sciences Corp.*(a)	232	20,096
Sarepta Therapeutics, Inc.*	148	17,640
		37,736
Building Products - 0.8%
Armstrong World Industries, Inc.(a)	288	22,873
Trex Co., Inc.*	284	17,472
		40,345
Capital Markets - 3.9%
CME Group, Inc.(a)	116	19,091
FactSet Research Systems, Inc.(a)	92	22,841
Intercontinental Exchange, Inc.	276	21,015
LPL Financial Holdings, Inc.	284	19,781
MarketAxess Holdings, Inc.	88	21,655
MSCI, Inc.	116	23,065
Nasdaq, Inc.	236	20,648
S&P Global, Inc.	104	21,897
TD Ameritrade Holding Corp.(a)	376	18,796
		188,789
Chemicals - 3.0%
Ashland Global Holdings, Inc.(a)	276	21,564
CF Industries Holdings, Inc.(a)	508	20,767
Ecolab, Inc.(a)	128	22,597
Ingevity Corp.*	184	19,432
Mosaic Co. (The)	684	18,680
RPM International, Inc.	368	21,359
WR Grace & Co.(a)	276	21,539
		145,938
Commercial Services & Supplies - 2.7%
Cintas Corp.(a)	104	21,020
Copart, Inc.*(a)	360	21,812
MSA Safety, Inc.	204	21,094
Republic Services, Inc.	272	21,863
Rollins, Inc.	536	22,308
Tetra Tech, Inc.	356	21,214
		129,311
Communications Equipment - 0.8%
Ciena Corp.*(a)	496	18,521
Motorola Solutions, Inc.	148	20,782
		39,303
Consumer Finance - 1.8%
American Express Co.(a)	196	21,423
Credit Acceptance Corp.*(a)	48	21,692
FirstCash, Inc.(a)	244	21,106
Green Dot Corp., Class A*(a)	332	20,136
		84,357
Containers & Packaging - 1.4%
AptarGroup, Inc.(a)	208	22,129
Ball Corp.(a)	388	22,450
Sonoco Products Co.	368	22,643
		67,222
Electric Utilities - 0.9%
Exelon Corp.(a)	436	21,857
OGE Energy Corp.	500	21,560
		43,417
Electrical Equipment - 0.4%
Generac Holdings, Inc.*(a)	412	21,107

Electronic Equipment, Instruments & Components - 1.4%
CDW Corp.(a)	228	21,972
Keysight Technologies, Inc.*	252	21,975
Zebra Technologies Corp., Class A*	104	21,791
		65,738
Entertainment - 0.9%
Madison Square Garden Co. (The), Class A*	72	21,105
Netflix, Inc.*	60	21,394
		42,499
Equity Real Estate Investment Trusts (REITs) - 8.2%
American Tower Corp.(a)	120	23,647
EastGroup Properties, Inc.(a)	200	22,328
EPR Properties(a)	288	22,147
Equity LifeStyle Properties, Inc.(a)	196	22,403
Extra Space Storage, Inc.(a)	220	22,420
HCP, Inc.(a)	688	21,535
JBG SMITH Properties	524	21,668
Life Storage, Inc.	216	21,010
Medical Properties Trust, Inc.	1,160	21,472

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Momentum Fund

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Shares	Value ($)
National Retail Properties, Inc.	408	22,599
Omega Healthcare Investors, Inc.	588	22,432
Realty Income Corp.	308	22,657
Ryman Hospitality Properties, Inc.	260	21,382
STORE Capital Corp.	652	21,842
Sun Communities, Inc.	188	22,282
UDR, Inc.	476	21,639
Ventas, Inc.	336	21,440
Welltower, Inc.	284	22,038
		396,941
Food & Staples Retailing - 0.5%
Costco Wholesale Corp.(a)	96	23,245

Food Products - 3.2%
Darling Ingredients, Inc.*(a)	976	21,130
Hormel Foods Corp.(a)	492	22,022
Lamb Weston Holdings, Inc.	308	23,082
Lancaster Colony Corp.	136	21,310
McCormick & Co., Inc. (Non-Voting)	156	23,498
Post Holdings, Inc.*	208	22,755
TreeHouse Foods, Inc.*	352	22,722
		156,519
Gas Utilities - 0.4%
UGI Corp.	388	21,503

Health Care Equipment & Supplies - 2.6%
ABIOMED, Inc.*(a)	64	18,278
Boston Scientific Corp.*(a)	528	20,265
DexCom, Inc.*(a)	152	18,103
Edwards Lifesciences Corp.*(a)	124	23,725
Masimo Corp.*	160	22,125
Penumbra, Inc.*	156	22,933
		125,429
Health Care Providers & Services - 2.5%
Centene Corp.*(a)	348	18,479
Encompass Health Corp.(a)	336	19,622
HCA Healthcare, Inc.(a)	152	19,818
HealthEquity, Inc.*(a)	264	19,530
Molina Healthcare, Inc.*	156	22,146
WellCare Health Plans, Inc.*	84	22,659
		122,254
Health Care Technology - 0.9%
Teladoc Health, Inc.*	332	18,459
Veeva Systems, Inc., Class A*	180	22,835
		41,294
Hotels, Restaurants & Leisure - 2.0%
Chipotle Mexican Grill, Inc.*(a)	36	25,571
Domino's Pizza, Inc.(a)	84	21,681
Planet Fitness, Inc., Class A*	360	24,739
Starbucks Corp.	304	22,599
		94,590
Household Durables - 0.5%
Helen of Troy Ltd.*(a)	188	21,800

Household Products - 0.5%
Church & Dwight Co., Inc.(a)	328	23,363

Independent Power and Renewable Electricity Producers - 1.4%
AES Corp.(a)	1,232	22,275
NRG Energy, Inc.	512	21,750
Vistra Energy Corp.	812	21,136
		65,161
Insurance - 4.3%
Aon plc(a)	124	21,167
Arthur J Gallagher & Co.(a)	264	20,619
Axis Capital Holdings Ltd.(a)	372	20,378
Brown & Brown, Inc.(a)	720	21,247
Cincinnati Financial Corp.(a)	244	20,960
Kemper Corp.	256	19,492
Primerica, Inc.	168	20,521
Progressive Corp. (The)	292	21,050
RLI Corp.	300	21,525
WR Berkley Corp.	256	21,688
		208,647
Interactive Media & Services - 0.9%
IAC/InterActiveCorp*(a)	100	21,011
TripAdvisor, Inc.*	400	20,580
		41,591
Internet & Direct Marketing Retail - 0.8%
Etsy, Inc.*(a)	300	20,166
Wayfair, Inc., Class A*	128	19,002
		39,168
IT Services - 3.2%
Acxiom Holdings, Inc.*	396	21,610
Booz Allen Hamilton Holding Corp.(a)	400	23,256
Euronet Worldwide, Inc.*(a)	160	22,814
Mastercard, Inc., Class A	96	22,603
Okta, Inc.*	248	20,517
Square, Inc., Class A*	260	19,479
Twilio, Inc., Class A*	176	22,736
		153,015
Life Sciences Tools & Services - 1.0%
Illumina, Inc.*	68	21,127
Syneos Health, Inc.*	512	26,501
		47,628
Machinery - 0.8%
Allison Transmission Holdings, Inc.(a)	428	19,226
Woodward, Inc.	220	20,876
		40,102
Media - 1.3%
Cable One, Inc.(a)	24	23,553

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Momentum Fund

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Shares	Value ($)
Discovery, Inc., Class C*(a)	788	20,031
New York Times Co. (The), Class A	640	21,024
		64,608
Mortgage Real Estate Investment Trusts (REITs) - 1.8%
Blackstone Mortgage Trust, Inc., Class A(a)	616	21,289
Chimera Investment Corp.(a)	1,148	21,513
New Residential Investment Corp.	1,280	21,645
Starwood Property Trust, Inc.	948	21,188
		85,635
Multiline Retail - 0.4%
Ollie's Bargain Outlet Holdings, Inc.*	244	20,820

Multi-Utilities - 1.4%
Ameren Corp.(a)	300	22,065
Black Hills Corp.(a)	300	22,221
NorthWestern Corp.	308	21,686
		65,972
Oil, Gas & Consumable Fuels - 4.1%
Cheniere Energy, Inc.*	332	22,695
ConocoPhillips(a)	312	20,823
Hess Corp.(a)	368	22,165
HollyFrontier Corp.(a)	416	20,496
Kinder Morgan, Inc.	1,108	22,171
Marathon Oil Corp.	1,300	21,723
ONEOK, Inc.	332	23,187
PBF Energy, Inc., Class A	680	21,175
Whiting Petroleum Corp.*	876	22,899
		197,334
Paper & Forest Products - 0.4%
Domtar Corp.	420	20,853

Personal Products - 0.4%
Herbalife Nutrition Ltd.*(a)	376	19,924

Pharmaceuticals - 1.6%
Eli Lilly & Co.	168	21,800
Endo International plc*(a)	1,992	15,996
Horizon Pharma plc*(a)	744	19,664
Merck & Co., Inc.	260	21,624
		79,084
Professional Services - 1.8%
CoStar Group, Inc.*(a)	48	22,388
FTI Consulting, Inc.*(a)	288	22,124
Insperity, Inc.	168	20,775
Verisk Analytics, Inc.	168	22,344
		87,631
Road & Rail - 1.4%
CSX Corp.(a)	296	22,147
Norfolk Southern Corp.	120	22,427
Union Pacific Corp.	128	21,401
		65,975
Semiconductors & Semiconductor Equipment - 1.3%
Advanced Micro Devices, Inc.*(a)	908	23,172
Semtech Corp.*	388	19,753
Xilinx, Inc.	172	21,808
		64,733
Software - 6.5%
Adobe Systems, Inc.*(a)	80	21,319
Fair Isaac Corp.*(a)	84	22,817
Fortinet, Inc.*(a)	244	20,489
HubSpot, Inc.*(a)	124	20,610
New Relic, Inc.*	200	19,740
Nutanix, Inc., Class A*	424	16,002
Paycom Software, Inc.*	116	21,939
PTC, Inc.*	228	21,017
RingCentral, Inc., Class A*	200	21,560
ServiceNow, Inc.*	88	21,691
Splunk, Inc.*	156	19,437
Tableau Software, Inc., Class A*(a)	160	20,365
VMware, Inc., Class A	124	22,383
Workday, Inc., Class A*	108	20,828
Zendesk, Inc.*	268	22,780
		312,977
Specialty Retail - 3.7%
Advance Auto Parts, Inc.(a)	132	22,510
AutoZone, Inc.*(a)	24	24,579
Burlington Stores, Inc.*(a)	124	19,428
Five Below, Inc.*(a)	176	21,868
O'Reilly Automotive, Inc.*	56	21,745
TJX Cos., Inc. (The)	412	21,922
Tractor Supply Co.	224	21,898
Ulta Beauty, Inc.*	68	23,714
		177,664
Textiles, Apparel & Luxury Goods - 3.1%
Columbia Sportswear Co.(a)	208	21,669
Deckers Outdoor Corp.*(a)	144	21,167
Lululemon Athletica, Inc.*	140	22,942
NIKE, Inc., Class B	248	20,884
Ralph Lauren Corp.	168	21,786
Under Armour, Inc., Class A*	936	19,787
Wolverine World Wide, Inc.	592	21,152
		149,387
Trading Companies & Distributors - 1.3%
Fastenal Co.(a)	336	21,608
GATX Corp.(a)	268	20,467
WW Grainger, Inc.(a)	68	20,464
		62,539

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Momentum Fund

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Shares	Value ($)
Wireless Telecommunication Services - 0.4%
Telephone & Data Systems, Inc.	664	20,405

TOTAL COMMON STOCKS (Cost $4,035,993)		4,267,050

TOTAL LONG POSITIONS (Cost $4,035,993)		4,267,050

SHORT POSITIONS - (87.2)%

COMMON STOCKS - (87.2)%

Aerospace & Defense - (1.7)%
Arconic, Inc.	(1,148)	(21,938)
BWX Technologies, Inc.	(404)	(20,031)
General Dynamics Corp.	(124)	(20,991)
Northrop Grumman Corp.	(72)	(19,411)
		(82,371)
Air Freight & Logistics - (0.9)%
FedEx Corp.	(116)	(21,043)
XPO Logistics, Inc.*	(428)	(23,001)
		(44,044)
Airlines - (0.8)%
American Airlines Group, Inc.	(600)	(19,056)
JetBlue Airways Corp.*	(1,272)	(20,810)
		(39,866)
Auto Components - (1.6)%
BorgWarner, Inc.	(528)	(20,281)
Dana, Inc.	(1,080)	(19,159)
Goodyear Tire & Rubber Co. (The)	(1,080)	(19,602)
Lear Corp.	(140)	(18,999)
		(78,041)
Automobiles - (0.4)%
Thor Industries, Inc.	(332)	(20,707)

Banks - (4.4)%
Bank OZK	(648)	(18,779)
Citizens Financial Group, Inc.	(576)	(18,720)
First Horizon National Corp.	(1,360)	(19,013)
Hancock Whitney Corp.	(488)	(19,715)
Home BancShares, Inc.	(1,088)	(19,116)
PacWest Bancorp	(516)	(19,407)
PNC Financial Services Group, Inc. (The)	(168)	(20,607)
Sterling Bancorp	(1,044)	(19,450)
Synovus Financial Corp.	(532)	(18,280)
Texas Capital Bancshares, Inc.*	(348)	(18,997)
Western Alliance Bancorp*	(460)	(18,878)
		(210,962)
Beverages - (0.4)%
Molson Coors Brewing Co., Class B	(344)	(20,520)

Biotechnology - (3.6)%
AbbVie, Inc.	(268)	(21,598)
Agios Pharmaceuticals, Inc.*	(328)	(22,120)
Alkermes plc*	(632)	(23,062)
Alnylam Pharmaceuticals, Inc.*	(252)	(23,549)
Bluebird Bio, Inc.*	(136)	(21,397)
Exelixis, Inc.*	(944)	(22,467)
Incyte Corp.*	(248)	(21,331)
United Therapeutics Corp.*	(168)	(19,718)
		(175,242)
Building Products - (1.8)%
AO Smith Corp.	(408)	(21,755)
Fortune Brands Home & Security, Inc.	(452)	(21,520)
Masco Corp.	(568)	(22,328)
Owens Corning	(428)	(20,167)
		(85,770)
Capital Markets - (5.6)%
Affiliated Managers Group, Inc.	(192)	(20,565)
Ameriprise Financial, Inc.	(160)	(20,496)
BlackRock, Inc.	(48)	(20,514)
Eaton Vance Corp.	(504)	(20,316)
Goldman Sachs Group, Inc. (The)	(108)	(20,735)
Interactive Brokers Group, Inc., Class A	(388)	(20,129)
Invesco Ltd.	(1,100)	(21,241)
Janus Henderson Group plc	(872)	(21,783)
Lazard Ltd., Class A	(572)	(20,672)
Legg Mason, Inc.	(720)	(19,706)
Morgan Stanley	(508)	(21,438)
SEI Investments Co.	(400)	(20,900)
State Street Corp.	(296)	(19,480)
		(267,975)
Chemicals - (2.4)%
Albemarle Corp.	(232)	(19,019)
Cabot Corp.	(456)	(18,983)
Chemours Co. (The)	(556)	(20,661)
Huntsman Corp.	(856)	(19,252)
Olin Corp.	(820)	(18,975)
Westlake Chemical Corp.	(300)	(20,358)
		(117,248)
Commercial Services & Supplies - (1.3)%
Deluxe Corp.	(456)	(19,936)
Healthcare Services Group, Inc.	(556)	(18,343)
Stericycle, Inc.*	(476)	(25,904)
		(64,183)
Communications Equipment - (0.9)%
CommScope Holding Co., Inc.*	(896)	(19,470)

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Momentum Fund

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Shares	Value ($)
Lumentum Holdings, Inc.*	(428)	(24,199)
		(43,669)
Construction & Engineering - (0.9)%
Fluor Corp.	(568)	(20,902)
Valmont Industries, Inc.	(156)	(20,296)
		(41,198)
Construction Materials - (0.5)%
Eagle Materials, Inc.	(280)	(23,604)

Consumer Finance - (0.4)%
Synchrony Financial	(652)	(20,799)

Containers & Packaging - (0.5)%
Westrock Co.	(564)	(21,629)

Distributors - (0.5)%
LKQ Corp.*	(772)	(21,909)

Diversified Telecommunication Services - (0.5)%
Zayo Group Holdings, Inc.*	(852)	(24,214)

Electric Utilities - (1.8)%
Avangrid, Inc.	(440)	(22,154)
Edison International	(356)	(22,044)
PPL Corp.	(664)	(21,075)
Southern Co. (The)	(428)	(22,119)
		(87,392)
Electrical Equipment - (0.4)%
Acuity Brands, Inc.	(164)	(19,682)

Electronic Equipment, Instruments & Components - (2.6)%
Belden, Inc.	(344)	(18,473)
Cognex Corp.	(400)	(20,344)
Coherent, Inc.*	(160)	(22,675)
IPG Photonics Corp.*	(136)	(20,642)
SYNNEX Corp.	(216)	(20,604)
TE Connectivity Ltd.	(260)	(20,995)
		(123,733)
Energy Equipment & Services - (1.8)%
Core Laboratories NV	(332)	(22,885)
Halliburton Co.	(692)	(20,276)
Patterson-UTI Energy, Inc.	(1,616)	(22,656)
Schlumberger Ltd.	(488)	(21,262)
		(87,079)
Entertainment - (0.5)%
Activision Blizzard, Inc.	(508)	(23,129)

Equity Real Estate Investment Trusts (REITs) - (7.1)%
Apple Hospitality REIT, Inc.	(1,288)	(20,994)
Colony Capital, Inc.	(3,788)	(20,152)
Corporate Office Properties Trust	(812)	(22,168)
Equinix, Inc.	(52)	(23,564)
Host Hotels & Resorts, Inc.	(1,084)	(20,488)
Macerich Co. (The)	(488)	(21,155)
Outfront Media, Inc.	(948)	(22,183)
Paramount Group, Inc.	(1,480)	(21,001)
Pebblebrook Hotel Trust	(660)	(20,500)
Rayonier, Inc.	(720)	(22,694)
RLJ Lodging Trust	(1,136)	(19,960)
Senior Housing Properties Trust	(1,620)	(19,084)
Taubman Centers, Inc.	(400)	(21,152)
Uniti Group, Inc.	(2,220)	(24,842)
Urban Edge Properties	(1,084)	(20,596)
Weyerhaeuser Co.	(848)	(22,336)
		(342,869)
Food Products - (2.9)%
Campbell Soup Co.	(596)	(22,725)
Conagra Brands, Inc.	(912)	(25,299)
General Mills, Inc.	(452)	(23,391)
Ingredion, Inc.	(232)	(21,968)
Kraft Heinz Co. (The)	(640)	(20,896)
Tyson Foods, Inc., Class A	(344)	(23,884)
		(138,163)
Health Care Equipment & Supplies - (0.9)%
Cantel Medical Corp.	(252)	(16,856)
DENTSPLY SIRONA, Inc.	(512)	(25,390)
		(42,246)
Health Care Providers & Services - (2.5)%
Cardinal Health, Inc.	(396)	(19,067)
DaVita, Inc.*	(376)	(20,413)
Laboratory Corp. of America Holdings*	(144)	(22,029)
McKesson Corp.	(168)	(19,666)
MEDNAX, Inc.*	(644)	(17,498)
Patterson Cos., Inc.	(940)	(20,539)
		(119,212)
Health Care Technology - (0.5)%
Cerner Corp.*	(380)	(21,740)

Hotels, Restaurants & Leisure - (2.1)%
Caesars Entertainment Corp.*	(2,496)	(21,690)
Hilton Grand Vacations, Inc.*	(672)	(20,731)
Marriott Vacations Worldwide Corp.	(220)	(20,570)
MGM Resorts International	(800)	(20,528)
Wynn Resorts Ltd.	(168)	(20,046)
		(103,565)
Household Durables - (2.6)%
Lennar Corp., Class A	(444)	(21,796)
Mohawk Industries, Inc.*	(156)	(19,680)
Newell Brands, Inc.	(1,312)	(20,126)
NVR, Inc.*	(8)	(22,136)
Toll Brothers, Inc.	(600)	(21,720)

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Momentum Fund

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Shares	Value ($)
Whirlpool Corp.	(152)	(20,199)
		(125,657)
Industrial Conglomerates - (0.4)%
General Electric Co.	(2,052)	(20,499)

Insurance - (2.5)%
American International Group, Inc.	(496)	(21,358)
Brighthouse Financial, Inc.*	(552)	(20,032)
CNO Financial Group, Inc.	(1,248)	(20,192)
Lincoln National Corp.	(340)	(19,958)
Principal Financial Group, Inc.	(404)	(20,277)
Unum Group	(572)	(19,351)
		(121,168)
Interactive Media & Services - (0.9)%
Snap, Inc., Class A*	(2,184)	(24,068)
Zillow Group, Inc., Class C*	(512)	(17,787)
		(41,855)
Internet & Direct Marketing Retail - (0.4)%
eBay, Inc.	(572)	(21,244)

IT Services - (1.3)%
Alliance Data Systems Corp.	(124)	(21,697)
DXC Technology Co.	(320)	(20,579)
International Business Machines Corp.	(156)	(22,012)
		(64,288)
Leisure Products - (0.8)%
Mattel, Inc.*	(1,456)	(18,928)
Polaris Industries, Inc.	(248)	(20,939)
		(39,867)
Machinery - (1.4)%
Colfax Corp.*	(808)	(23,981)
Gardner Denver Holdings, Inc.*	(796)	(22,137)
Stanley Black & Decker, Inc.	(160)	(21,787)
		(67,905)
Media - (1.7)%
DISH Network Corp., Class A*	(656)	(20,789)
Liberty Global plc, Class C*	(840)	(20,336)
Liberty Latin America Ltd., Class C*	(1,092)	(21,240)
News Corp., Class A	(1,632)	(20,302)
		(82,667)
Metals & Mining - (1.2)%
Alcoa Corp.*	(720)	(20,275)
Freeport-McMoRan, Inc.	(1,652)	(21,294)
United States Steel Corp.	(944)	(18,399)
		(59,968)
Multi-Utilities - (1.8)%
Consolidated Edison, Inc.	(260)	(22,050)
Dominion Energy, Inc.	(292)	(22,385)
MDU Resources Group, Inc.	(808)	(20,871)
Sempra Energy	(176)	(22,151)
		(87,457)
Oil, Gas & Consumable Fuels - (2.3)%
Anadarko Petroleum Corp.	(488)	(22,194)
Antero Resources Corp.*	(2,420)	(21,369)
Cimarex Energy Co.	(296)	(20,691)
EQT Corp.	(1,172)	(24,307)
Parsley Energy, Inc., Class A*	(1,168)	(22,542)
		(111,103)
Personal Products - (0.9)%
Coty, Inc., Class A	(1,932)	(22,218)
Edgewell Personal Care Co.*	(480)	(21,067)
		(43,285)
Pharmaceuticals - (2.2)%
Allergan plc	(156)	(22,840)
Bristol-Myers Squibb Co.	(408)	(19,466)
Mylan NV*	(804)	(22,785)
Nektar Therapeutics*	(528)	(17,741)
Perrigo Co. plc	(432)	(20,805)
		(103,637)
Professional Services - (0.8)%
ManpowerGroup, Inc.	(252)	(20,838)
Nielsen Holdings plc	(816)	(19,315)
		(40,153)
Real Estate Management & Development - (0.8)%
Howard Hughes Corp. (The)*	(192)	(21,120)
Realogy Holdings Corp.	(1,556)	(17,738)
		(38,858)
Road & Rail - (0.4)%
Knight-Swift Transportation Holdings, Inc.	(636)	(20,784)

Semiconductors & Semiconductor Equipment - (5.5)%
Applied Materials, Inc.	(556)	(22,051)
Cirrus Logic, Inc.*	(532)	(22,381)
First Solar, Inc.*	(404)	(21,347)
Lam Research Corp.	(120)	(21,481)
Marvell Technology Group Ltd.	(1,064)	(21,163)
Micron Technology, Inc.*	(520)	(21,492)
MKS Instruments, Inc.	(256)	(23,821)
NVIDIA Corp.	(140)	(25,139)
Qorvo, Inc.*	(304)	(21,806)
QUALCOMM, Inc.	(396)	(22,584)
Skyworks Solutions, Inc.	(260)	(21,445)
Universal Display Corp.	(144)	(22,010)
		(266,720)
Software - (2.2)%
2U, Inc.*	(288)	(20,405)
Blackbaud, Inc.	(276)	(22,005)
CDK Global, Inc.	(368)	(21,646)
LogMeIn, Inc.	(268)	(21,467)

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Momentum Fund

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Shares	Value ($)
Symantec Corp.	(940)	(21,610)
		(107,133)
Specialty Retail - (0.5)%
L Brands, Inc.	(820)	(22,616)

Technology Hardware, Storage & Peripherals - (0.9)%
NCR Corp.*	(764)	(20,849)
Western Digital Corp.	(428)	(20,570)
		(41,419)
Textiles, Apparel & Luxury Goods - (0.9)%
Capri Holdings Ltd.*	(464)	(21,228)
Skechers U.S.A., Inc., Class A*	(628)	(21,107)
		(42,335)
Tobacco - (0.5)%
Philip Morris International, Inc.	(248)	(21,921)

Trading Companies & Distributors - (1.2)%
Beacon Roofing Supply, Inc.*	(588)	(18,910)
United Rentals, Inc.*	(160)	(18,280)
Univar, Inc.*	(940)	(20,830)
		(58,020)
Transportation Infrastructure - (0.4)%
Macquarie Infrastructure Corp.	(520)	(21,434)

Water Utilities - (0.5)%
Aqua America, Inc.	(592)	(21,573)

TOTAL COMMON STOCKS (Proceeds $(4,575,416))		(4,206,327)

TOTAL SHORT POSITIONS (Proceeds $(4,575,416))		(4,206,327)

Total Investments - 1.3% (Cost $(539,423))		60,723
Other Assets Less Liabilities - 98.7%		4,763,396
Net Assets - 100.0%		4,824,119

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $1,928,897.

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Momentum Fund

Schedule of Investments

March 31, 2019 (Unaudited)

OTC Total return swap contracts outstanding as of March 31, 2019

Notional Amount	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument(3)	Value and Unrealized Appreciation/ (Depreciation)
437,512 USD	10/3/2019	Morgan Stanley	2.09%	Dow Jones U.S. High Momentum Total Return Index(4)	$66,255
(491,320) USD	10/3/2019	Morgan Stanley	(2.99)%	Dow Jones U.S. Low Momentum Total Return Index(5)	(2,530)
					$63,725

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. Payments may be made at the conclusion of the agreement or periodically during its term.
(3)	The 50 largest components of the referenced underlying Swap Index can be found at https://www.agf.com/us/resources/ index.jsp#
(4)	The Dow Jones U.S. High Momentum Total Return Index (DJTLMOT) is designed to measure the performance of 200 companies ranked as having the highest momentum. Momentum is calculated by ranking stocks by their 12-month historical total return, starting one month prior to reconstitution. Dividends are reinvested.
(5)	The Dow Jones U.S. Low Momentum Total Return Index (DJTSMOT) is designed to measure the performance of 200 companies ranked as having the lowest momentum. Momentum is calculated by ranking stocks by their 12-month historical total return, starting one month prior to reconstitution. Dividends are reinvested.

Abbreviations

USD     US Dollar

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Value Fund

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Shares	Value ($)

LONG POSITIONS - 92.4%

COMMON STOCKS - 92.4%

Air Freight & Logistics - 1.0%
FedEx Corp.(a)	27	4,898
XPO Logistics, Inc.*	96	5,159
		10,057
Airlines - 2.1%
Alaska Air Group, Inc.(a)	70	3,928
Delta Air Lines, Inc.(a)	96	4,958
Southwest Airlines Co.	83	4,309
Spirit Airlines, Inc.*	81	4,282
United Continental Holdings, Inc.*	59	4,707
		22,184
Auto Components - 1.7%
BorgWarner, Inc.(a)	129	4,955
Dana, Inc.(a)	244	4,329
Goodyear Tire & Rubber Co. (The)(a)	223	4,047
Lear Corp.(a)	37	5,021
		18,352
Automobiles - 1.7%
Ford Motor Co.(a)	483	4,241
General Motors Co.(a)	121	4,489
Harley-Davidson, Inc.(a)	131	4,671
Thor Industries, Inc.	75	4,678
		18,079
Banks - 2.5%
CIT Group, Inc.(a)	108	5,181
Citigroup, Inc.(a)	74	4,604
Citizens Financial Group, Inc.(a)	132	4,290
FNB Corp.(a)	390	4,134
Popular, Inc.(a)	85	4,431
Sterling Bancorp	220	4,099
		26,739
Beverages - 1.1%
Keurig Dr Pepper, Inc.(a)	225	6,293
Molson Coors Brewing Co., Class B	88	5,249
		11,542
Biotechnology - 0.8%
Biogen, Inc.*(a)	16	3,782
United Therapeutics Corp.*	41	4,812
		8,594
Building Products - 1.0%
Johnson Controls International plc(a)	158	5,836
Owens Corning	98	4,618
		10,454
Capital Markets - 1.8%
Goldman Sachs Group, Inc. (The)(a)	24	4,608
Invesco Ltd.(a)	252	4,866
Janus Henderson Group plc(a)	220	5,495
Morgan Stanley	99	4,178
		19,147
Chemicals - 2.1%
Eastman Chemical Co.(a)	65	4,932
Huntsman Corp.(a)	193	4,340
Mosaic Co. (The)	154	4,206
Olin Corp.	185	4,281
Trinseo SA	102	4,621
		22,380
Commercial Services & Supplies - 0.4%
Deluxe Corp.(a)	102	4,459

Communications Equipment - 1.5%
CommScope Holding Co., Inc.*(a)	203	4,411
Juniper Networks, Inc.(a)	203	5,374
Lumentum Holdings, Inc.*(a)	97	5,484
		15,269
Construction & Engineering - 1.0%
AECOM*(a)	159	4,718
Quanta Services, Inc.	149	5,623
		10,341
Consumer Finance - 1.5%
Ally Financial, Inc.(a)	211	5,800
Capital One Financial Corp.(a)	53	4,330
Navient Corp.	444	5,137
		15,267
Containers & Packaging - 0.9%
International Paper Co.(a)	101	4,673
Westrock Co.	128	4,909
		9,582
Diversified Financial Services - 0.5%
Voya Financial, Inc.	96	4,796

Diversified Telecommunication Services - 0.9%
AT&T, Inc.	154	4,830
CenturyLink, Inc.(a)	367	4,400
		9,230
Electric Utilities - 2.9%
Duke Energy Corp.(a)	58	5,220
Edison International(a)	83	5,139
Entergy Corp.(a)	52	4,973
Exelon Corp.(a)	99	4,963
PPL Corp.	150	4,761
Southern Co. (The)	114	5,892
		30,948
Electrical Equipment - 1.0%
nVent Electric plc	174	4,695

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Value Fund

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Shares	Value ($)
Regal Beloit Corp.	67	5,485
		10,180
Electronic Equipment, Instruments & Components - 3.7%
Avnet, Inc.(a)	117	5,074
Belden, Inc.(a)	93	4,994
Coherent, Inc.*(a)	37	5,244
Corning, Inc.(a)	138	4,568
Jabil, Inc.(a)	193	5,132
SYNNEX Corp.	49	4,674
Tech Data Corp.*	47	4,813
Vishay Intertechnology, Inc.	234	4,322
		38,821
Entertainment - 0.5%
Viacom, Inc., Class B	183	5,137

Equity Real Estate Investment Trusts (REITs) - 6.8%
Apple Hospitality REIT, Inc.(a)	323	5,265
Brixmor Property Group, Inc.(a)	313	5,750
Colony Capital, Inc.(a)	842	4,479
EPR Properties(a)	72	5,537
Gaming and Leisure Properties, Inc.(a)	148	5,708
Hospitality Properties Trust(a)	191	5,025
Kimco Realty Corp.(a)	314	5,809
Park Hotels & Resorts, Inc.	167	5,190
Pebblebrook Hotel Trust	149	4,628
RLJ Lodging Trust	254	4,463
Sabra Health Care REIT, Inc.	265	5,160
Senior Housing Properties Trust	373	4,394
Spirit Realty Capital, Inc.	137	5,443
VEREIT, Inc.	599	5,014
		71,865
Food & Staples Retailing - 1.3%
Kroger Co. (The)(a)	163	4,010
US Foods Holding Corp.*	155	5,411
Walgreens Boots Alliance, Inc.	61	3,859
		13,280
Food Products - 2.5%
Conagra Brands, Inc.(a)	206	5,714
Ingredion, Inc.(a)	49	4,640
JM Smucker Co. (The)	49	5,709
TreeHouse Foods, Inc.*	80	5,164
Tyson Foods, Inc., Class A	80	5,554
		26,781
Health Care Equipment & Supplies - 0.6%
Zimmer Biomet Holdings, Inc.	46	5,874

Health Care Providers & Services - 5.8%
Acadia Healthcare Co., Inc.*(a)	183	5,364
AmerisourceBergen Corp.(a)	58	4,612
Cardinal Health, Inc.(a)	103	4,959
Centene Corp.*(a)	70	3,717
Cigna Corp.(a)	23	3,699
CVS Health Corp.(a)	68	3,667
DaVita, Inc.*(a)	81	4,398
Encompass Health Corp.(a)	76	4,438
Henry Schein, Inc.*(a)	81	4,869
Laboratory Corp. of America Holdings*(a)	30	4,589
McKesson Corp.	38	4,448
MEDNAX, Inc.*	118	3,206
Quest Diagnostics, Inc.(a)	50	4,496
Universal Health Services, Inc., Class B	37	4,950
		61,412
Hotels, Restaurants & Leisure - 1.4%
Carnival Corp.(a)	87	4,413
Norwegian Cruise Line Holdings Ltd.*	102	5,606
Royal Caribbean Cruises Ltd.	42	4,814
		14,833
Household Durables - 1.9%
Lennar Corp., Class A(a)	99	4,860
Newell Brands, Inc.	296	4,541
PulteGroup, Inc.	178	4,977
Toll Brothers, Inc.	156	5,647
		20,025
Independent Power and Renewable Electricity Producers - 1.1%
AES Corp.(a)	332	6,003
Vistra Energy Corp.	218	5,674
		11,677
Insurance - 4.4%
American International Group, Inc.(a)	102	4,392
Athene Holding Ltd., Class A*(a)	121	4,937
Brighthouse Financial, Inc.*(a)	116	4,210
CNO Financial Group, Inc.(a)	269	4,352
Everest Re Group Ltd.	21	4,535
Lincoln National Corp.	82	4,813
MetLife, Inc.	106	4,512
Principal Financial Group, Inc.	97	4,869
Prudential Financial, Inc.	51	4,686
Unum Group	140	4,736
		46,042
Internet & Direct Marketing Retail - 0.4%
Qurate Retail, Inc.*	266	4,251

IT Services - 1.9%
Alliance Data Systems Corp.(a)	26	4,550
Conduent, Inc.*(a)	327	4,522
DXC Technology Co.(a)	81	5,209
International Business Machines Corp.(a)	38	5,362
		19,643

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Value Fund

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Shares	Value ($)
Machinery - 2.8%
AGCO Corp.(a)	84	5,842
Cummins, Inc.(a)	31	4,894
Kennametal, Inc.(a)	127	4,667
PACCAR, Inc.	71	4,838
Timken Co. (The)	111	4,842
Trinity Industries, Inc.	214	4,650
		29,733
Media - 2.4%
Discovery, Inc., Class C*(a)	207	5,262
DISH Network Corp., Class A*(a)	145	4,595
Liberty Media Corp.-Liberty SiriusXM, Class C*	128	4,895
Nexstar Media Group, Inc., Class A	49	5,310
TEGNA, Inc.	385	5,428
		25,490
Metals & Mining - 1.3%
Nucor Corp.	80	4,668
Steel Dynamics, Inc.	129	4,550
United States Steel Corp.	222	4,327
		13,545
Mortgage Real Estate Investment Trusts (REITs) - 2.4%
AGNC Investment Corp.(a)	279	5,022
Annaly Capital Management, Inc.	515	5,145
Chimera Investment Corp.(a)	275	5,153
New Residential Investment Corp.	301	5,090
Two Harbors Investment Corp.	354	4,790
		25,200
Multiline Retail - 0.8%
Kohl's Corp.(a)	65	4,470
Macy's, Inc.	156	3,749
		8,219
Multi-Utilities - 0.5%
Consolidated Edison, Inc.(a)	58	4,919

Oil, Gas & Consumable Fuels - 4.7%
Delek US Holdings, Inc.(a)	130	4,735
EQT Corp.(a)	274	5,683
HollyFrontier Corp.(a)	94	4,631
Murphy Oil Corp.	176	5,157
Parsley Energy, Inc., Class A*	255	4,921
PBF Energy, Inc., Class A	154	4,796
PDC Energy, Inc.*	152	6,183
Phillips 66	50	4,758
Range Resources Corp.	366	4,114
Southwestern Energy Co.*	920	4,315
		49,293
Paper & Forest Products - 0.5%
Domtar Corp.	110	5,461

Pharmaceuticals - 2.3%
Allergan plc(a)	35	5,124
Horizon Pharma plc*(a)	168	4,440
Jazz Pharmaceuticals plc*(a)	34	4,860
Mylan NV*	181	5,130
Perrigo Co. plc	98	4,720
		24,274
Professional Services - 0.8%
ManpowerGroup, Inc.	55	4,548
Nielsen Holdings plc	180	4,261
		8,809
Real Estate Management & Development - 1.3%
Howard Hughes Corp. (The)*(a)	43	4,730
Jones Lang LaSalle, Inc.(a)	29	4,471
Realogy Holdings Corp.	351	4,002
		13,203
Road & Rail - 1.5%
Genesee & Wyoming, Inc., Class A*(a)	69	6,013
Knight-Swift Transportation Holdings, Inc.(a)	143	4,673
Ryder System, Inc.	80	4,959
		15,645
Semiconductors & Semiconductor Equipment - 3.4%
Cypress Semiconductor Corp.(a)	328	4,894
Intel Corp.(a)	99	5,316
Lam Research Corp.	27	4,833
Micron Technology, Inc.*	135	5,580
ON Semiconductor Corp.*	269	5,533
Qorvo, Inc.*	66	4,734
Skyworks Solutions, Inc.	58	4,784
		35,674
Software - 1.5%
j2 Global, Inc.(a)	56	4,850
LogMeIn, Inc.	60	4,806
Symantec Corp.	253	5,816
		15,472
Specialty Retail - 1.4%
AutoNation, Inc.*(a)	138	4,929
Dick's Sporting Goods, Inc.(a)	147	5,411
Foot Locker, Inc.(a)	81	4,909
		15,249
Technology Hardware, Storage & Peripherals - 3.0%
Dell Technologies, Inc., Class C*(a)	85	4,988
Hewlett Packard Enterprise Co.(a)	355	5,478
NCR Corp.*	179	4,885
Seagate Technology plc	120	5,747
Western Digital Corp.	116	5,575
Xerox Corp.	155	4,957
		31,630
Textiles, Apparel & Luxury Goods - 0.9%
Capri Holdings Ltd.*	105	4,804

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Value Fund

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Shares	Value ($)
PVH Corp.	42	5,122
		9,926
Thrifts & Mortgage Finance - 1.0%
MGIC Investment Corp.*	401	5,289
Radian Group, Inc.	252	5,227
		10,516
Trading Companies & Distributors - 0.8%
Air Lease Corp.(a)	119	4,088
United Rentals, Inc.*	36	4,113
		8,201
Transportation Infrastructure - 0.4%
Macquarie Infrastructure Corp.	109	4,493

TOTAL COMMON STOCKS (Cost $1,013,846)		972,193

TOTAL LONG POSITIONS (Cost $1,013,846)		972,193

SHORT POSITIONS - (94.9)%

COMMON STOCKS - (94.9)%

Aerospace & Defense - (2.8)%
Axon Enterprise, Inc.*	(88)	(4,788)
BWX Technologies, Inc.	(90)	(4,462)
Harris Corp.	(33)	(5,270)
HEICO Corp.	(56)	(5,313)
Lockheed Martin Corp.	(17)	(5,103)
TransDigm Group, Inc.*	(11)	(4,994)
		(29,930)
Air Freight & Logistics - (0.5)%
Expeditors International of Washington, Inc.	(72)	(5,465)

Automobiles - (0.4)%
Tesla, Inc.*	(15)	(4,198)

Banks - (1.3)%
First Citizens BancShares, Inc., Class A	(12)	(4,886)
First Financial Bankshares, Inc.	(78)	(4,507)
Glacier Bancorp, Inc.	(108)	(4,328)
		(13,721)
Beverages - (1.4)%
Brown-Forman Corp., Class B	(97)	(5,120)
Coca-Cola Co. (The)	(117)	(5,482)
Monster Beverage Corp.*	(84)	(4,585)
		(15,187)
Biotechnology - (5.5)%
Agios Pharmaceuticals, Inc.*	(63)	(4,249)
Alnylam Pharmaceuticals, Inc.*	(62)	(5,794)
BioMarin Pharmaceutical, Inc.*	(51)	(4,530)
Exact Sciences Corp.*	(51)	(4,418)
FibroGen, Inc.*	(80)	(4,348)
Immunomedics, Inc.*	(255)	(4,898)
Incyte Corp.*	(55)	(4,730)
Neurocrine Biosciences, Inc.*	(58)	(5,110)
Sarepta Therapeutics, Inc.*	(39)	(4,648)
Seattle Genetics, Inc.*	(66)	(4,834)
Ultragenyx Pharmaceutical, Inc.*	(74)	(5,133)
Vertex Pharmaceuticals, Inc.*	(28)	(5,151)
		(57,843)
Building Products - (0.8)%
Lennox International, Inc.	(19)	(5,023)
Trex Co., Inc.*	(63)	(3,876)
		(8,899)
Capital Markets - (6.6)%
Cboe Global Markets, Inc.	(55)	(5,249)
Charles Schwab Corp. (The)	(114)	(4,875)
CME Group, Inc.	(27)	(4,444)
Eaton Vance Corp.	(125)	(5,039)
FactSet Research Systems, Inc.	(22)	(5,462)
Interactive Brokers Group, Inc., Class A	(88)	(4,565)
Intercontinental Exchange, Inc.	(62)	(4,721)
LPL Financial Holdings, Inc.	(63)	(4,388)
MarketAxess Holdings, Inc.	(19)	(4,675)
Moody's Corp.	(32)	(5,795)
MSCI, Inc.	(26)	(5,170)
Nasdaq, Inc.	(56)	(4,899)
S&P Global, Inc.	(29)	(6,106)
SEI Investments Co.	(84)	(4,389)
		(69,777)
Chemicals - (3.9)%
Ecolab, Inc.	(32)	(5,649)
Ingevity Corp.*	(41)	(4,330)
Linde plc	(27)	(4,750)
NewMarket Corp.	(13)	(5,636)
PPG Industries, Inc.	(51)	(5,757)
RPM International, Inc.	(76)	(4,411)
Sensient Technologies Corp.	(74)	(5,017)
Sherwin-Williams Co. (The)	(13)	(5,599)
		(41,149)
Commercial Services & Supplies - (1.8)%
Cintas Corp.	(24)	(4,851)
Copart, Inc.*	(79)	(4,786)
Healthcare Services Group, Inc.	(122)	(4,025)
Rollins, Inc.	(120)	(4,994)
		(18,656)

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Value Fund

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Shares	Value ($)
Communications Equipment - (0.5)%
Arista Networks, Inc.*	(17)	(5,346)

Consumer Finance - (1.3)%
American Express Co.	(45)	(4,918)
FirstCash, Inc.	(57)	(4,931)
Green Dot Corp., Class A*	(61)	(3,700)
		(13,549)
Containers & Packaging - (1.0)%
AptarGroup, Inc.	(49)	(5,213)
Avery Dennison Corp.	(44)	(4,972)
		(10,185)
Distributors - (0.5)%
Pool Corp.	(31)	(5,114)

Diversified Consumer Services - (0.5)%
Bright Horizons Family Solutions, Inc.*	(43)	(5,466)

Electric Utilities - (1.4)%
Alliant Energy Corp.	(103)	(4,855)
NextEra Energy, Inc.	(25)	(4,833)
Xcel Energy, Inc.	(87)	(4,890)
		(14,578)
Electrical Equipment - (1.0)%
AMETEK, Inc.	(60)	(4,978)
Rockwell Automation, Inc.	(31)	(5,439)
		(10,417)
Electronic Equipment, Instruments & Components - (0.5)%
Cognex Corp.	(95)	(4,832)

Energy Equipment & Services - (2.3)%
Apergy Corp.*	(124)	(5,091)
Core Laboratories NV	(61)	(4,205)
Ensco plc, Class A	(1,194)	(4,692)
National Oilwell Varco, Inc.	(170)	(4,529)
TechnipFMC plc	(221)	(5,198)
		(23,715)
Entertainment - (1.7)%
Live Nation Entertainment, Inc.*	(103)	(6,545)
Madison Square Garden Co. (The), Class A*	(19)	(5,570)
Netflix, Inc.*	(15)	(5,348)
		(17,463)
Equity Real Estate Investment Trusts (REITs) - (8.3)%
American Tower Corp.	(31)	(6,109)
Apartment Investment & Management Co., Class A	(100)	(5,029)
Boston Properties, Inc.	(43)	(5,757)
Camden Property Trust	(48)	(4,872)
Crown Castle International Corp.	(40)	(5,120)
Digital Realty Trust, Inc.	(41)	(4,879)
Douglas Emmett, Inc.	(122)	(4,931)
EastGroup Properties, Inc.	(45)	(5,024)
Equinix, Inc.	(12)	(5,438)
Equity LifeStyle Properties, Inc.	(51)	(5,829)
Equity Residential	(64)	(4,821)
Essex Property Trust, Inc.	(17)	(4,917)
First Industrial Realty Trust, Inc.	(140)	(4,950)
SBA Communications Corp.*	(31)	(6,189)
Simon Property Group, Inc.	(26)	(4,737)
Taubman Centers, Inc.	(79)	(4,178)
UDR, Inc.	(106)	(4,819)
		(87,599)
Food Products - (2.0)%
Hershey Co. (The)	(43)	(4,938)
Lamb Weston Holdings, Inc.	(78)	(5,845)
Lancaster Colony Corp.	(33)	(5,171)
McCormick & Co., Inc. (Non-Voting)	(34)	(5,121)
		(21,075)
Gas Utilities - (1.0)%
New Jersey Resources Corp.	(105)	(5,228)
ONE Gas, Inc.	(55)	(4,897)
		(10,125)
Health Care Equipment & Supplies - (3.3)%
ABIOMED, Inc.*	(14)	(3,998)
Align Technology, Inc.*	(22)	(6,255)
DexCom, Inc.*	(35)	(4,169)
IDEXX Laboratories, Inc.*	(20)	(4,472)
Insulet Corp.*	(60)	(5,706)
Intuitive Surgical, Inc.*	(9)	(5,135)
Penumbra, Inc.*	(37)	(5,439)
		(35,174)
Health Care Providers & Services - (0.4)%
HealthEquity, Inc.*	(58)	(4,291)

Health Care Technology - (0.6)%
Veeva Systems, Inc., Class A*	(49)	(6,216)

Hotels, Restaurants & Leisure - (5.0)%
Caesars Entertainment Corp.*	(555)	(4,823)
Chipotle Mexican Grill, Inc.*	(8)	(5,682)
Domino's Pizza, Inc.	(17)	(4,388)
Dunkin' Brands Group, Inc.	(76)	(5,708)
Hilton Worldwide Holdings, Inc.	(67)	(5,568)
McDonald's Corp.	(27)	(5,127)
Planet Fitness, Inc., Class A*	(92)	(6,322)
Six Flags Entertainment Corp.	(84)	(4,145)
Wynn Resorts Ltd.	(37)	(4,415)
Yum! Brands, Inc.	(60)	(5,989)
		(52,167)
Household Products - (1.0)%
Clorox Co. (The)	(31)	(4,974)

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Value Fund

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Shares	Value ($)
Colgate-Palmolive Co.	(86)	(5,895)
		(10,869)
Independent Power and Renewable Electricity Producers - (0.5)%
NRG Energy, Inc.	(131)	(5,565)

Industrial Conglomerates - (0.5)%
3M Co.	(27)	(5,610)

Insurance - (5.3)%
Aon plc	(31)	(5,292)
Arthur J Gallagher & Co.	(65)	(5,077)
Brown & Brown, Inc.	(175)	(5,164)
Cincinnati Financial Corp.	(62)	(5,326)
Markel Corp.*	(4)	(3,985)
Marsh & McLennan Cos., Inc.	(51)	(4,789)
Primerica, Inc.	(43)	(5,252)
Progressive Corp. (The)	(77)	(5,551)
RLI Corp.	(67)	(4,807)
White Mountains Insurance Group Ltd.	(5)	(4,627)
WR Berkley Corp.	(64)	(5,422)
		(55,292)
Interactive Media & Services - (1.7)%
IAC/InterActiveCorp*	(22)	(4,622)
Snap, Inc., Class A*	(485)	(5,345)
TripAdvisor, Inc.*	(80)	(4,116)
Zillow Group, Inc., Class C*	(114)	(3,960)
		(18,043)
Internet & Direct Marketing Retail - (1.8)%
Amazon.com, Inc.*	(3)	(5,342)
Etsy, Inc.*	(66)	(4,436)
GrubHub, Inc.*	(65)	(4,516)
Wayfair, Inc., Class A*	(29)	(4,305)
		(18,599)
IT Services - (2.8)%
Gartner, Inc.*	(34)	(5,157)
Mastercard, Inc., Class A	(21)	(4,945)
Okta, Inc.*	(56)	(4,633)
Square, Inc., Class A*	(58)	(4,345)
Twilio, Inc., Class A*	(39)	(5,038)
VeriSign, Inc.*	(32)	(5,810)
		(29,928)
Leisure Products - (0.4)%
Mattel, Inc.*	(348)	(4,524)

Life Sciences Tools & Services - (0.4)%
Illumina, Inc.*	(14)	(4,350)

Machinery - (2.4)%
Donaldson Co., Inc.	(91)	(4,555)
Flowserve Corp.	(98)	(4,424)
Graco, Inc.	(120)	(5,942)
IDEX Corp.	(39)	(5,918)
Toro Co. (The)	(69)	(4,750)
		(25,589)
Media - (0.5)%
New York Times Co. (The), Class A	(143)	(4,698)

Metals & Mining - (0.5)%
Royal Gold, Inc.	(54)	(4,910)

Multiline Retail - (0.4)%
Ollie's Bargain Outlet Holdings, Inc.*	(54)	(4,608)

Multi-Utilities - (0.5)%
Black Hills Corp.	(67)	(4,963)

Oil, Gas & Consumable Fuels - (2.5)%
Cheniere Energy, Inc.*	(81)	(5,537)
Concho Resources, Inc.	(43)	(4,771)
Hess Corp.	(89)	(5,361)
ONEOK, Inc.	(77)	(5,378)
Williams Cos., Inc. (The)	(178)	(5,112)
		(26,159)
Personal Products - (0.5)%
Estee Lauder Cos., Inc. (The), Class A	(34)	(5,629)

Professional Services - (1.9)%
CoStar Group, Inc.*	(10)	(4,664)
Insperity, Inc.	(37)	(4,575)
TransUnion	(78)	(5,214)
Verisk Analytics, Inc.	(43)	(5,719)
		(20,172)
Road & Rail - (0.4)%
Old Dominion Freight Line, Inc.	(32)	(4,620)

Semiconductors & Semiconductor Equipment - (1.4)%
Advanced Micro Devices, Inc.*	(203)	(5,180)
Monolithic Power Systems, Inc.	(34)	(4,607)
Universal Display Corp.	(32)	(4,891)
		(14,678)
Software - (9.3)%
2U, Inc.*	(64)	(4,535)
Adobe Systems, Inc.*	(18)	(4,797)
Aspen Technology, Inc.*	(47)	(4,900)
Autodesk, Inc.*	(33)	(5,142)
Fair Isaac Corp.*	(19)	(5,161)
Guidewire Software, Inc.*	(58)	(5,635)
HubSpot, Inc.*	(28)	(4,654)
Intuit, Inc.	(19)	(4,967)
New Relic, Inc.*	(44)	(4,343)

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Value Fund

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Shares	Value ($)
Nutanix, Inc., Class A*	(95)	(3,585)
Paycom Software, Inc.*	(26)	(4,917)
Proofpoint, Inc.*	(49)	(5,950)
PTC, Inc.*	(51)	(4,701)
RingCentral, Inc., Class A*	(45)	(4,851)
salesforce.com, Inc.*	(33)	(5,226)
ServiceNow, Inc.*	(20)	(4,930)
Splunk, Inc.*	(40)	(4,984)
Tableau Software, Inc., Class A*	(36)	(4,582)
Workday, Inc., Class A*	(24)	(4,629)
Zendesk, Inc.*	(60)	(5,100)
		(97,589)
Specialty Retail - (0.5)%
Five Below, Inc.*	(39)	(4,846)

Textiles, Apparel & Luxury Goods - (1.5)%
Lululemon Athletica, Inc.*	(33)	(5,408)
NIKE, Inc., Class B	(62)	(5,221)
VF Corp.	(63)	(5,475)
		(16,104)
Trading Companies & Distributors - (0.9)%
Fastenal Co.	(75)	(4,823)
Watsco, Inc.	(29)	(4,153)
		(8,976)
Water Utilities - (1.0)%
American Water Works Co., Inc.	(47)	(4,900)
Aqua America, Inc.	(155)	(5,648)
		(10,548)
TOTAL COMMON STOCKS (Proceeds $(832,091))		(999,006)

TOTAL SHORT POSITIONS (Proceeds $(832,091))		(999,006)

Total Investments - (2.5)% (Cost $181,755)		(26,813)
Other Assets Less Liabilities - 102.5%		1,079,714
Net Assets - 100.0%		1,052,901

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $489,892.

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Value Fund

Schedule of Investments

March 31, 2019 (Unaudited)

OTC Total return swap contracts outstanding as of March 31, 2019

Notional Amount	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument(3)	Value and Unrealized Appreciation/ (Depreciation)
113,210 USD	10/3/2019	Morgan Stanley	2.89%	Dow Jones U.S. Relative Value Total Return Index(4)	$2,146
(106,896) USD	10/3/2019	Morgan Stanley	(2.09)%	Dow Jones U.S. Short Relative Value Total Return Index(5)	(24,286)
					$(22,140)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. Payments may be made at the conclusion of the agreement or periodically during its term.
(3)	The 50 largest components of the referenced underlying Swap Index can be found at https://www.agf.com/us/resources/ index.jsp#
(4)	The Dow Jones U.S. Relative Value Total Return Index (DJLSVT) is designed to measure the performance of 200 companies ranked as undervalued based on fundamentals. Value is calculated using a ranking process based on book value to price ratio, projected earnings per share to price ratio, and trailing 12-month operating cash flow to price ratio. Dividends are reinvested.
(5)	The Dow Jones U.S. Short Relative Value Total Return Index (DJSSVT) is designed to measure the performance of 200 companies ranked as overvalued based on fundamentals. Value is calculated using a ranking process based on book value to price ratio, projected earnings per share to price ratio, and trailing 12-month operating cash flow to price ratio. Dividends are reinvested.

Abbreviations

USD     US Dollar

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Size Fund

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Shares	Value ($)

LONG POSITIONS - 89.1%

COMMON STOCKS - 89.1%

Airlines - 0.4%
Spirit Airlines, Inc.*	152	8,035

Auto Components - 0.8%
Dana, Inc.(a)	434	7,699
Visteon Corp.*	100	6,735
		14,434
Banks - 5.9%
Associated Banc-Corp.(a)	366	7,814
Bank of Hawaii Corp.(a)	106	8,360
BankUnited, Inc.(a)	248	8,283
Cathay General Bancorp(a)	216	7,325
First Citizens BancShares, Inc., Class A(a)	20	8,144
Fulton Financial Corp.(a)	496	7,678
Glacier Bancorp, Inc.(a)	196	7,854
Hancock Whitney Corp.(a)	196	7,918
Home BancShares, Inc.(a)	440	7,731
Investors Bancorp, Inc.(a)	672	7,963
UMB Financial Corp.	118	7,557
Umpqua Holdings Corp.	468	7,722
United Bankshares, Inc.	238	8,625
Valley National Bancorp	796	7,626
		110,600
Biotechnology - 1.9%
Agios Pharmaceuticals, Inc.*(a)	132	8,902
Ligand Pharmaceuticals, Inc.*(a)	68	8,548
Ultragenyx Pharmaceutical, Inc.*	132	9,155
United Therapeutics Corp.*	72	8,451
		35,056
Building Products - 0.9%
Armstrong World Industries, Inc.(a)	116	9,213
Trex Co., Inc.*	114	7,013
		16,226
Capital Markets - 2.6%
Evercore, Inc., Class A(a)	92	8,372
Federated Investors, Inc., Class B(a)	286	8,383
Interactive Brokers Group, Inc., Class A(a)	148	7,678
Janus Henderson Group plc(a)	368	9,193
Legg Mason, Inc.(a)	286	7,828
Stifel Financial Corp.	156	8,230
		49,684
Chemicals - 2.5%
Element Solutions, Inc.*(a)	740	7,474
NewMarket Corp.	20	8,671
PolyOne Corp.	256	7,503
Sensient Technologies Corp.	130	8,813
Trinseo SA	170	7,701
Westlake Chemical Corp.	118	8,008
		48,170
Commercial Services & Supplies - 3.1%
Brink's Co. (The)(a)	108	8,144
Clean Harbors, Inc.*(a)	130	9,299
Deluxe Corp.(a)	172	7,520
Healthcare Services Group, Inc.(a)	222	7,324
MSA Safety, Inc.	78	8,065
Stericycle, Inc.*	192	10,448
Tetra Tech, Inc.	142	8,462
		59,262
Communications Equipment - 1.4%
CommScope Holding Co., Inc.*(a)	360	7,823
Lumentum Holdings, Inc.*(a)	172	9,725
ViaSat, Inc.*	124	9,610
		27,158
Construction & Engineering - 1.4%
EMCOR Group, Inc.(a)	118	8,623
MasTec, Inc.*	186	8,947
Valmont Industries, Inc.	66	8,587
		26,157
Consumer Finance - 1.3%
FirstCash, Inc.(a)	96	8,304
Green Dot Corp., Class A*(a)	132	8,006
Navient Corp.	686	7,937
		24,247
Containers & Packaging - 0.9%
Graphic Packaging Holding Co.(a)	720	9,094
Owens-Illinois, Inc.	430	8,161
		17,255
Diversified Consumer Services - 0.4%
Graham Holdings Co., Class B(a)	12	8,198

Electric Utilities - 1.5%
ALLETE, Inc.(a)	116	9,539
PNM Resources, Inc.	200	9,468
Portland General Electric Co.	178	9,227
		28,234
Electrical Equipment - 1.3%
EnerSys(a)	116	7,559
Generac Holdings, Inc.*(a)	152	7,787
Regal Beloit Corp.	106	8,678
		24,024
Electronic Equipment, Instruments & Components - 2.6%
Belden, Inc.(a)	138	7,411
Coherent, Inc.*(a)	62	8,787
Dolby Laboratories, Inc., Class A(a)	128	8,060
Jabil, Inc.(a)	298	7,924
SYNNEX Corp.	86	8,203

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Size Fund

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Shares	Value ($)
Tech Data Corp.*	84	8,602
		48,987
Energy Equipment & Services - 1.4%
Apergy Corp.*(a)	202	8,294
Core Laboratories NV(a)	132	9,099
Patterson-UTI Energy, Inc.	618	8,664
		26,057
Entertainment - 0.5%
Cinemark Holdings, Inc.(a)	222	8,878

Equity Real Estate Investment Trusts (REITs) - 7.8%
Brandywine Realty Trust(a)	540	8,564
Columbia Property Trust, Inc.(a)	372	8,374
CoreCivic, Inc.(a)	374	7,274
Corporate Office Properties Trust	352	9,610
GEO Group, Inc. (The)(a)	370	7,104
National Health Investors, Inc.	118	9,269
Outfront Media, Inc.	414	9,688
Paramount Group, Inc.	602	8,542
Physicians Realty Trust(a)	510	9,593
Piedmont Office Realty Trust, Inc., Class A	450	9,382
Retail Properties of America, Inc., Class A	682	8,314
Spirit Realty Capital, Inc.	218	8,661
Tanger Factory Outlet Centers, Inc.	360	7,553
Taubman Centers, Inc.	162	8,566
Uniti Group, Inc.	890	9,959
Urban Edge Properties	408	7,752
Weingarten Realty Investors	310	9,105
		147,310
Food & Staples Retailing - 1.3%
Casey's General Stores, Inc.(a)	64	8,241
Performance Food Group Co.*	222	8,800
Sprouts Farmers Market, Inc.*	372	8,013
		25,054
Food Products - 1.8%
Darling Ingredients, Inc.*(a)	396	8,573
Flowers Foods, Inc.(a)	408	8,699
Lancaster Colony Corp.(a)	54	8,461
TreeHouse Foods, Inc.*	142	9,166
		34,899
Gas Utilities - 1.9%
New Jersey Resources Corp.	178	8,863
ONE Gas, Inc.	102	9,081
Southwest Gas Holdings, Inc.	104	8,555
Spire, Inc.	108	8,887
		35,386
Health Care Equipment & Supplies - 3.6%
Avanos Medical, Inc.*(a)	178	7,597
Globus Medical, Inc., Class A*(a)	176	8,696
Haemonetics Corp.*(a)	98	8,573
ICU Medical, Inc.*(a)	36	8,616
Insulet Corp.*	90	8,558
Integra LifeSciences Holdings Corp.*(a)	158	8,804
NuVasive, Inc.*	144	8,178
Penumbra, Inc.*	62	9,114
		68,136
Health Care Providers & Services - 2.1%
Acadia Healthcare Co., Inc.*(a)	324	9,496
Chemed Corp.(a)	28	8,962
Covetrus, Inc.*(a)	238	7,580
HealthEquity, Inc.*(a)	98	7,250
MEDNAX, Inc.*	258	7,010
		40,298
Health Care Technology - 0.8%
Medidata Solutions, Inc.*	112	8,203
Teladoc Health, Inc.*	136	7,561
		15,764
Hotels, Restaurants & Leisure - 4.0%
Choice Hotels International, Inc.(a)	114	8,862
Cracker Barrel Old Country Store, Inc.(a)	48	7,757
Extended Stay America, Inc.	472	8,473
Hyatt Hotels Corp., Class A(a)	120	8,708
Jack in the Box, Inc.(a)	102	8,268
Marriott Vacations Worldwide Corp.	88	8,228
Texas Roadhouse, Inc.	130	8,085
Wendy's Co. (The)	476	8,516
Wyndham Destinations, Inc.	208	8,422
		75,319
Household Durables - 0.9%
Helen of Troy Ltd.*(a)	76	8,813
Tempur Sealy International, Inc.*	146	8,420
		17,233
Household Products - 0.5%
Energizer Holdings, Inc.(a)	192	8,626

Insurance - 1.3%
CNO Financial Group, Inc.(a)	502	8,123
ProAssurance Corp.	212	7,337
RLI Corp.	116	8,323
		23,783
Interactive Media & Services - 0.4%
Yelp, Inc.*	230	7,935

IT Services - 2.7%
Acxiom Holdings, Inc.*	160	8,731
CACI International, Inc., Class A*(a)	46	8,373
Conduent, Inc.*(a)	582	8,049
CoreLogic, Inc.*(a)	212	7,899

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Size Fund

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Shares	Value ($)
MAXIMUS, Inc.	122	8,660
Science Applications International Corp.	124	9,542
		51,254
Life Sciences Tools & Services - 0.9%
Bio-Rad Laboratories, Inc., Class A*(a)	30	9,170
Bruker Corp.(a)	222	8,534
		17,704
Machinery - 2.2%
Barnes Group, Inc.(a)	132	6,786
Colfax Corp.*(a)	348	10,328
Kennametal, Inc.(a)	220	8,085
Timken Co. (The)	214	9,335
Trinity Industries, Inc.	364	7,910
		42,444
Media - 2.7%
AMC Networks, Inc., Class A*(a)	128	7,265
Cable One, Inc.(a)	10	9,814
John Wiley & Sons, Inc., Class A(a)	154	6,810
Liberty Latin America Ltd., Class C*(a)	452	8,791
New York Times Co. (The), Class A	258	8,475
TEGNA, Inc.	644	9,081
		50,236
Metals & Mining - 0.4%
Allegheny Technologies, Inc.*(a)	296	7,569

Mortgage Real Estate Investment Trusts (REITs) - 1.7%
Blackstone Mortgage Trust, Inc., Class A(a)	244	8,433
Chimera Investment Corp.(a)	450	8,433
MFA Financial, Inc.	1,120	8,142
Two Harbors Investment Corp.	564	7,631
		32,639
Multi-Utilities - 1.0%
Black Hills Corp.(a)	130	9,629
NorthWestern Corp.	134	9,435
		19,064
Oil, Gas & Consumable Fuels - 3.4%
Antero Resources Corp.*(a)	970	8,565
Chesapeake Energy Corp.*(a)	2,914	9,034
CNX Resources Corp.*(a)	806	8,681
Continental Resources, Inc.*(a)	190	8,506
PDC Energy, Inc.*	254	10,333
Range Resources Corp.	810	9,104
Whiting Petroleum Corp.*	352	9,201
		63,424
Paper & Forest Products - 0.9%
Domtar Corp.	184	9,135
Louisiana-Pacific Corp.	336	8,192
		17,327
Personal Products - 0.8%
Edgewell Personal Care Co.*(a)	206	9,041
Nu Skin Enterprises, Inc., Class A	130	6,222
		15,263
Pharmaceuticals - 0.4%
Horizon Pharma plc*(a)	298	7,876

Professional Services - 0.4%
ASGN, Inc.*(a)	124	7,873

Real Estate Management & Development - 0.4%
Realogy Holdings Corp.	624	7,114

Road & Rail - 0.5%
Ryder System, Inc.	138	8,555

Semiconductors & Semiconductor Equipment - 1.9%
Cirrus Logic, Inc.*(a)	230	9,676
First Solar, Inc.*(a)	162	8,560
Silicon Laboratories, Inc.*	98	7,924
Universal Display Corp.	58	8,866
		35,026
Software - 4.5%
2U, Inc.*	114	8,077
ACI Worldwide, Inc.*(a)	266	8,743
Blackbaud, Inc.(a)	110	8,770
FireEye, Inc.*(a)	510	8,563
j2 Global, Inc.(a)	108	9,353
LogMeIn, Inc.	106	8,491
Manhattan Associates, Inc.*	156	8,597
New Relic, Inc.*	80	7,896
Nutanix, Inc., Class A*	170	6,416
Verint Systems, Inc.*	162	9,697
		84,603
Specialty Retail - 2.3%
Aaron's, Inc.(a)	156	8,206
American Eagle Outfitters, Inc.(a)	420	9,311
AutoNation, Inc.*(a)	232	8,287
Murphy USA, Inc.*	108	9,247
Urban Outfitters, Inc.*	276	8,181
		43,232
Technology Hardware, Storage & Peripherals - 0.5%
NCR Corp.*	316	8,624

Textiles, Apparel & Luxury Goods - 1.8%
Carter's, Inc.(a)	88	8,870
Deckers Outdoor Corp.*(a)	58	8,525
Skechers U.S.A., Inc., Class A*	252	8,470
Wolverine World Wide, Inc.	228	8,146
		34,011

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Size Fund

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Shares	Value ($)
Trading Companies & Distributors - 1.7%
Air Lease Corp.(a)	210	7,213
MSC Industrial Direct Co., Inc., Class A	96	7,940
Univar, Inc.*	398	8,820
WESCO International, Inc.*	158	8,376
		32,349
Transportation Infrastructure - 0.4%
Macquarie Infrastructure Corp.	190	7,832

Wireless Telecommunication Services - 0.4%
Telephone & Data Systems, Inc.	240	7,375

TOTAL COMMON STOCKS (Cost $1,674,497)		1,681,799

TOTAL LONG POSITIONS (Cost $1,674,497)		1,681,799

SHORT POSITIONS - (92.2)%

COMMON STOCKS - (92.2)%

Aerospace & Defense - (2.7)%
Boeing Co. (The)	(20)	(7,628)
General Dynamics Corp.	(50)	(8,464)
Lockheed Martin Corp.	(28)	(8,405)
Northrop Grumman Corp.	(30)	(8,088)
Raytheon Co.	(46)	(8,376)
United Technologies Corp.	(72)	(9,280)
		(50,241)
Air Freight & Logistics - (0.9)%
FedEx Corp.	(46)	(8,345)
United Parcel Service, Inc., Class B	(78)	(8,716)
		(17,061)
Airlines - (0.9)%
Delta Air Lines, Inc.	(170)	(8,780)
Southwest Airlines Co.	(146)	(7,579)
		(16,359)
Automobiles - (1.2)%
Ford Motor Co.	(946)	(8,306)
General Motors Co.	(214)	(7,939)
Tesla, Inc.*	(24)	(6,717)
		(22,962)
Banks - (3.0)%
Bank of America Corp.	(306)	(8,443)
BB&T Corp.	(176)	(8,189)
Citigroup, Inc.	(134)	(8,337)
JPMorgan Chase & Co.	(76)	(7,693)
PNC Financial Services Group, Inc. (The)	(60)	(7,360)
US Bancorp	(162)	(7,807)
Wells Fargo & Co.	(166)	(8,021)
		(55,850)
Beverages - (0.9)%
Coca-Cola Co. (The)	(170)	(7,966)
PepsiCo, Inc.	(70)	(8,579)
		(16,545)
Biotechnology - (1.6)%
AbbVie, Inc.	(106)	(8,543)
Amgen, Inc.	(40)	(7,599)
Biogen, Inc.*	(26)	(6,146)
Gilead Sciences, Inc.	(118)	(7,671)
		(29,959)
Building Products - (0.5)%
Johnson Controls International plc	(256)	(9,457)

Capital Markets - (4.3)%
Bank of New York Mellon Corp. (The)	(168)	(8,472)
BlackRock, Inc.	(20)	(8,548)
Charles Schwab Corp. (The)	(190)	(8,124)
CME Group, Inc.	(44)	(7,242)
Goldman Sachs Group, Inc. (The)	(40)	(7,680)
Intercontinental Exchange, Inc.	(104)	(7,919)
Moody's Corp.	(48)	(8,692)
Morgan Stanley	(202)	(8,524)
S&P Global, Inc.	(42)	(8,843)
State Street Corp.	(116)	(7,634)
		(81,678)
Chemicals - (3.2)%
Air Products & Chemicals, Inc.	(46)	(8,784)
DowDuPont, Inc.	(160)	(8,529)
Ecolab, Inc.	(52)	(9,180)
Linde plc	(48)	(8,445)
LyondellBasell Industries NV, Class A	(92)	(7,735)
PPG Industries, Inc.	(78)	(8,804)
Sherwin-Williams Co. (The)	(22)	(9,476)
		(60,953)
Commercial Services & Supplies - (0.5)%
Waste Management, Inc.	(84)	(8,728)

Communications Equipment - (0.5)%
Cisco Systems, Inc.	(164)	(8,854)

Consumer Finance - (0.9)%
American Express Co.	(76)	(8,307)
Capital One Financial Corp.	(102)	(8,332)
		(16,639)

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Size Fund

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Shares	Value ($)
Containers & Packaging - (0.4)%
International Paper Co.	(184)	(8,514)

Diversified Financial Services - (0.4)%
Berkshire Hathaway, Inc., Class B*	(38)	(7,634)

Diversified Telecommunication Services - (0.4)%
AT&T, Inc.	(274)	(8,593)

Electric Utilities - (2.4)%
American Electric Power Co., Inc.	(110)	(9,213)
Duke Energy Corp.	(96)	(8,640)
Exelon Corp.	(184)	(9,224)
NextEra Energy, Inc.	(46)	(8,893)
Southern Co. (The)	(180)	(9,302)
		(45,272)
Electrical Equipment - (0.9)%
Eaton Corp. plc	(114)	(9,184)
Emerson Electric Co.	(118)	(8,079)
		(17,263)
Electronic Equipment, Instruments & Components - (1.4)%
Amphenol Corp., Class A	(98)	(9,255)
Corning, Inc.	(266)	(8,805)
TE Connectivity Ltd.	(110)	(8,882)
		(26,942)
Energy Equipment & Services - (0.4)%
Schlumberger Ltd.	(188)	(8,191)

Entertainment - (1.8)%
Activision Blizzard, Inc.	(202)	(9,197)
Electronic Arts, Inc.*	(88)	(8,944)
Netflix, Inc.*	(24)	(8,557)
Walt Disney Co. (The)	(74)	(8,216)
		(34,914)
Equity Real Estate Investment Trusts (REITs) - (8.2)%
American Tower Corp.	(52)	(10,247)
AvalonBay Communities, Inc.	(48)	(9,635)
Boston Properties, Inc.	(64)	(8,568)
Crown Castle International Corp.	(72)	(9,216)
Digital Realty Trust, Inc.	(78)	(9,282)
Equinix, Inc.	(20)	(9,063)
Equity Residential	(120)	(9,038)
Essex Property Trust, Inc.	(32)	(9,256)
HCP, Inc.	(292)	(9,140)
Prologis, Inc.	(120)	(8,634)
Public Storage	(40)	(8,711)
Realty Income Corp.	(134)	(9,857)
SBA Communications Corp.*	(50)	(9,983)
Simon Property Group, Inc.	(46)	(8,382)
Ventas, Inc.	(134)	(8,551)
Welltower, Inc.	(118)	(9,157)
Weyerhaeuser Co.	(322)	(8,481)
		(155,201)
Food & Staples Retailing - (1.4)%
Costco Wholesale Corp.	(38)	(9,201)
Walgreens Boots Alliance, Inc.	(118)	(7,466)
Walmart, Inc.	(94)	(9,168)
		(25,835)
Food Products - (0.5)%
Mondelez International, Inc., Class A	(188)	(9,385)

Health Care Equipment & Supplies - (3.3)%
Abbott Laboratories	(116)	(9,273)
Becton Dickinson and Co.	(34)	(8,491)
Boston Scientific Corp.*	(210)	(8,060)
Danaher Corp.	(66)	(8,713)
Intuitive Surgical, Inc.*	(16)	(9,129)
Medtronic plc	(92)	(8,380)
Stryker Corp.	(48)	(9,481)
		(61,527)
Health Care Providers & Services - (1.7)%
Anthem, Inc.	(30)	(8,609)
Cigna Corp.	(48)	(7,719)
CVS Health Corp.	(146)	(7,874)
UnitedHealth Group, Inc.	(34)	(8,407)
		(32,609)
Hotels, Restaurants & Leisure - (3.3)%
Carnival Corp.	(156)	(7,912)
Hilton Worldwide Holdings, Inc.	(112)	(9,308)
Las Vegas Sands Corp.	(136)	(8,291)
Marriott International, Inc., Class A	(74)	(9,257)
McDonald's Corp.	(46)	(8,735)
Starbucks Corp.	(126)	(9,367)
Yum! Brands, Inc.	(92)	(9,183)
		(62,053)
Household Products - (1.0)%
Colgate-Palmolive Co.	(134)	(9,184)
Procter & Gamble Co. (The)	(90)	(9,365)
		(18,549)
Industrial Conglomerates - (1.8)%
3M Co.	(40)	(8,311)
General Electric Co.	(814)	(8,132)
Honeywell International, Inc.	(60)	(9,535)
Roper Technologies, Inc.	(26)	(8,891)
		(34,869)
Insurance - (4.7)%
Aflac, Inc.	(172)	(8,600)
Allstate Corp. (The)	(98)	(9,230)
American International Group, Inc.	(196)	(8,440)
Aon plc	(52)	(8,876)
Chubb Ltd.	(64)	(8,965)
Marsh & McLennan Cos., Inc.	(96)	(9,014)

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Size Fund

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Shares	Value ($)
MetLife, Inc.	(188)	(8,003)
Progressive Corp. (The)	(116)	(8,363)
Prudential Financial, Inc.	(96)	(8,821)
Travelers Cos., Inc. (The)	(70)	(9,601)
		(87,913)
Interactive Media & Services - (1.0)%
Alphabet, Inc., Class C*	(8)	(9,386)
Facebook, Inc., Class A*	(52)	(8,668)
		(18,054)
Internet & Direct Marketing Retail - (1.4)%
Amazon.com, Inc.*	(6)	(10,684)
Booking Holdings, Inc.*	(4)	(6,980)
eBay, Inc.	(226)	(8,394)
		(26,058)
IT Services - (5.0)%
Accenture plc, Class A	(54)	(9,505)
Automatic Data Processing, Inc.	(60)	(9,585)
Cognizant Technology Solutions Corp., Class A	(118)	(8,549)
Fidelity National Information Services, Inc.	(84)	(9,501)
Fiserv, Inc.*	(108)	(9,534)
International Business Machines Corp.	(68)	(9,595)
Mastercard, Inc., Class A	(38)	(8,947)
PayPal Holdings, Inc.*	(86)	(8,930)
Visa, Inc., Class A	(60)	(9,371)
Worldpay, Inc., Class A*	(92)	(10,442)
		(93,959)
Life Sciences Tools & Services - (0.5)%
Thermo Fisher Scientific, Inc.	(34)	(9,306)

Machinery - (3.2)%
Caterpillar, Inc.	(66)	(8,942)
Cummins, Inc.	(56)	(8,841)
Deere & Co.	(52)	(8,312)
Illinois Tool Works, Inc.	(60)	(8,612)
Ingersoll-Rand plc	(80)	(8,636)
PACCAR, Inc.	(132)	(8,994)
Parker-Hannifin Corp.	(52)	(8,924)
		(61,261)
Media - (0.9)%
Charter Communications, Inc., Class A*	(24)	(8,326)
Comcast Corp., Class A	(218)	(8,715)
		(17,041)
Metals & Mining - (1.4)%
Freeport-McMoRan, Inc.	(714)	(9,203)
Newmont Mining Corp.	(248)	(8,871)
Nucor Corp.	(140)	(8,169)
		(26,243)
Multiline Retail - (1.0)%
Dollar General Corp.	(76)	(9,067)
Target Corp.	(120)	(9,631)
		(18,698)
Multi-Utilities - (1.9)%
Consolidated Edison, Inc.	(102)	(8,651)
Dominion Energy, Inc.	(114)	(8,739)
Public Service Enterprise Group, Inc.	(152)	(9,030)
Sempra Energy	(70)	(8,810)
		(35,230)
Oil, Gas & Consumable Fuels - (4.1)%
Chevron Corp.	(76)	(9,362)
ConocoPhillips	(132)	(8,810)
EOG Resources, Inc.	(90)	(8,566)
Exxon Mobil Corp.	(110)	(8,888)
Kinder Morgan, Inc.	(442)	(8,844)
Marathon Petroleum Corp.	(130)	(7,780)
Occidental Petroleum Corp.	(120)	(7,944)
Phillips 66	(92)	(8,756)
Valero Energy Corp.	(106)	(8,992)
		(77,942)
Pharmaceuticals - (2.7)%
Allergan plc	(62)	(9,077)
Bristol-Myers Squibb Co.	(148)	(7,061)
Eli Lilly & Co.	(72)	(9,343)
Johnson & Johnson	(58)	(8,108)
Merck & Co., Inc.	(108)	(8,982)
Pfizer, Inc.	(184)	(7,815)
		(50,386)
Real Estate Management & Development - (0.4)%
CBRE Group, Inc., Class A*	(170)	(8,407)

Road & Rail - (1.4)%
CSX Corp.	(120)	(8,979)
Norfolk Southern Corp.	(52)	(9,718)
Union Pacific Corp.	(50)	(8,360)
		(27,057)
Semiconductors & Semiconductor Equipment - (3.7)%
Analog Devices, Inc.	(80)	(8,422)
Applied Materials, Inc.	(230)	(9,122)
Broadcom, Inc.	(30)	(9,021)
Intel Corp.	(160)	(8,592)
Micron Technology, Inc.*	(224)	(9,258)
NVIDIA Corp.	(52)	(9,337)
QUALCOMM, Inc.	(148)	(8,440)
Texas Instruments, Inc.	(78)	(8,274)
		(70,466)
Software - (2.8)%
Adobe Systems, Inc.*	(32)	(8,528)
Intuit, Inc.	(34)	(8,888)
Microsoft Corp.	(80)	(9,435)

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Size Fund

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Shares	Value ($)
Oracle Corp.	(162)	(8,701)
salesforce.com, Inc.*	(52)	(8,235)
ServiceNow, Inc.*	(36)	(8,874)
		(52,661)
Specialty Retail - (2.9)%
AutoZone, Inc.*	(10)	(10,241)
Home Depot, Inc. (The)	(48)	(9,211)
Lowe's Cos., Inc.	(82)	(8,977)
O'Reilly Automotive, Inc.*	(24)	(9,319)
Ross Stores, Inc.	(94)	(8,751)
TJX Cos., Inc. (The)	(164)	(8,726)
		(55,225)
Technology Hardware, Storage & Peripherals - (0.9)%
Apple, Inc.	(48)	(9,118)
HP, Inc.	(366)	(7,111)
		(16,229)
Textiles, Apparel & Luxury Goods - (0.9)%
NIKE, Inc., Class B	(98)	(8,253)
VF Corp.	(96)	(8,343)
		(16,596)
Tobacco - (1.0)%
Altria Group, Inc.	(160)	(9,189)
Philip Morris International, Inc.	(106)	(9,369)
		(18,558)
TOTAL COMMON STOCKS (Proceeds $(1,470,476))		(1,739,927)

TOTAL SHORT POSITIONS (Proceeds $(1,470,476))		(1,739,927)

Total Investments - (3.1)% (Cost $204,021)		(58,128)
Other Assets Less Liabilities - 103.1%		1,944,662
Net Assets - 100.0%		1,886,534

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $844,108.

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Size Fund

Schedule of Investments

March 31, 2019 (Unaudited)

OTC Total return swap contracts outstanding as of March 31, 2019

Notional Amount	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument(3)	Value and Unrealized Appreciation/ (Depreciation)
217,783 USD	10/3/2019	Morgan Stanley	2.79%	Dow Jones U.S. Thematic Long Size Total Return Index(4)	$8,995
(220,814) USD	10/3/2019	Morgan Stanley	(2.09)%	Dow Jones U.S. Thematic Short Size Total Return Index(5)	(30,396)
					$(21,401)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. Payments may be made at the conclusion of the agreement or periodically during its term.
(3)	The 50 largest components of the referenced underlying Swap Index can be found at https://www.agf.com/us/resources/ index.jsp#
(4)	The Dow Jones U.S. Thematic Long Size Total Return Index (DJTLSST) is designed to measure the performance of 200 companies ranked as the smallest in size. Size is determined by float-adjusted market capitalization at each rebalance. Dividends are reinvested.
(5)	The Dow Jones U.S. Thematic Short Size Total Return Index (DJTSSST) is designed to measure the performance of 200 companies ranked as the largest in size. Size is determined by float-adjusted market capitalization at each rebalance. Dividends are reinvested.

Abbreviations

USD     US Dollar

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Shares	Value ($)

LONG POSITIONS - 86.5%

COMMON STOCKS - 86.5%

Aerospace & Defense - 3.4%
Axon Enterprise, Inc.*(a)	4,080	221,993
BWX Technologies, Inc.(a)	4,176	207,046
Harris Corp.	1,344	214,650
HEICO Corp.	2,352	223,134
Lockheed Martin Corp.	720	216,115
Northrop Grumman Corp.	768	207,053
Raytheon Co.	1,200	218,496
United Technologies Corp.	1,728	222,722
		1,731,209
Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.(a)	2,448	212,951

Auto Components - 0.4%
Autoliv, Inc.(a)	2,736	201,178

Automobiles - 0.4%
Tesla, Inc.*	720	201,499

Banks - 0.4%
Bank of Hawaii Corp.(a)	2,688	212,003

Beverages - 0.4%
Coca-Cola Co. (The)	4,848	227,177

Biotechnology - 0.4%
United Therapeutics Corp.*	1,728	202,815

Building Products - 0.8%
Allegion plc(a)	2,448	222,058
Owens Corning	4,464	210,344
		432,402
Capital Markets - 1.7%
Cboe Global Markets, Inc.(a)	2,352	224,475
CME Group, Inc.(a)	1,200	197,496
Federated Investors, Inc., Class B(a)	7,440	218,066
MarketAxess Holdings, Inc.	912	224,425
		864,462
Chemicals - 2.5%
Axalta Coating Systems Ltd.*(a)	8,304	209,344
International Flavors & Fragrances, Inc.	1,728	222,549
Linde plc	1,296	228,005
NewMarket Corp.	480	208,109
RPM International, Inc.	3,840	222,873
Valvoline, Inc.	11,760	218,266
		1,309,146
Commercial Services & Supplies - 1.8%
Brink's Co. (The)(a)	2,784	209,942
KAR Auction Services, Inc.	4,704	241,362
Republic Services, Inc.	2,832	227,636
Waste Management, Inc.	2,208	229,433
		908,373
Communications Equipment - 0.8%
F5 Networks, Inc.*(a)	1,296	203,381
Motorola Solutions, Inc.	1,536	215,685
		419,066
Construction Materials - 0.5%
Martin Marietta Materials, Inc.	1,200	241,416

Containers & Packaging - 0.9%
Berry Global Group, Inc.*(a)	4,224	227,547
Sonoco Products Co.	3,840	236,275
		463,822
Diversified Consumer Services - 0.4%
Bright Horizons Family Solutions, Inc.*(a)	1,776	225,747

Diversified Telecommunication Services - 0.5%
Verizon Communications, Inc.	3,888	229,897

Electric Utilities - 2.2%
ALLETE, Inc.(a)	2,736	224,982
Avangrid, Inc.(a)	4,560	229,596
Duke Energy Corp.(a)	2,448	220,320
Hawaiian Electric Industries, Inc.	5,808	236,792
Pinnacle West Capital Corp.	2,352	224,804
		1,136,494
Electronic Equipment, Instruments & Components - 1.6%
Dolby Laboratories, Inc., Class A(a)	3,408	214,602
FLIR Systems, Inc.(a)	4,272	203,262
Jabil, Inc.	7,728	205,487
National Instruments Corp.	4,752	210,799
		834,150
Energy Equipment & Services - 0.5%
Baker Hughes a GE Co.(a)	8,448	234,179

Entertainment - 2.3%
Activision Blizzard, Inc.(a)	5,280	240,399
Cinemark Holdings, Inc.(a)	5,808	232,262
Liberty Media Corp-Liberty Formula One, Class C*(a)	7,248	254,042
Madison Square Garden Co. (The), Class A*	768	225,124
Walt Disney Co. (The)(a)	1,968	218,507
		1,170,334
Equity Real Estate Investment Trusts (REITs) - 7.9%
CubeSmart(a)	7,200	230,688
Equity Commonwealth(a)	6,768	221,246

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Shares	Value ($)
Equity LifeStyle Properties, Inc.(a)	2,016	230,429
Extra Space Storage, Inc.(a)	2,304	234,801
HCP, Inc.	7,152	223,857
Healthcare Realty Trust, Inc.	6,960	223,486
Healthcare Trust of America, Inc., Class A	7,728	220,943
Life Storage, Inc.	2,256	219,441
National Health Investors, Inc.	2,832	222,454
National Retail Properties, Inc.	4,224	233,967
Public Storage	1,056	229,976
Realty Income Corp.	3,216	236,569
Simon Property Group, Inc.	1,200	218,652
STORE Capital Corp.	6,816	228,336
Sun Communities, Inc.	1,920	227,558
Ventas, Inc.	3,504	223,590
Welltower, Inc.	2,928	227,213
WP Carey, Inc.	2,976	233,110
		4,086,316
Food & Staples Retailing - 0.4%
Sprouts Farmers Market, Inc.*	9,552	205,750

Food Products - 3.1%
Bunge Ltd.(a)	4,176	221,620
Campbell Soup Co.(a)	6,192	236,101
Flowers Foods, Inc.(a)	10,800	230,256
Hershey Co. (The)	2,016	231,497
Hormel Foods Corp.	5,136	229,887
Lamb Weston Holdings, Inc.	3,168	237,410
Lancaster Colony Corp.	1,392	218,113
		1,604,884
Gas Utilities - 0.4%
Spire, Inc.	2,784	229,095

Health Care Equipment & Supplies - 3.1%
Baxter International, Inc.(a)	2,976	241,979
Cantel Medical Corp.(a)	2,976	199,065
DENTSPLY SIRONA, Inc.	5,328	264,215
Globus Medical, Inc., Class A*	4,560	225,310
ICU Medical, Inc.*	912	218,269
Integra LifeSciences Holdings Corp.*	3,984	221,988
NuVasive, Inc.*	3,696	209,896
		1,580,722
Health Care Providers & Services - 3.7%
Anthem, Inc.(a)	720	206,626
Chemed Corp.(a)	672	215,087
Cigna Corp.(a)	1,248	200,703
Encompass Health Corp.(a)	3,504	204,634
Humana, Inc.	768	204,288
MEDNAX, Inc.*	6,672	181,278
Quest Diagnostics, Inc.(a)	2,544	228,756
Universal Health Services, Inc., Class B	1,584	211,892
WellCare Health Plans, Inc.*	864	233,064
		1,886,328
Hotels, Restaurants & Leisure - 1.3%
Cracker Barrel Old Country Store, Inc.(a)	1,344	217,204
Dunkin' Brands Group, Inc.(a)	3,072	230,707
Texas Roadhouse, Inc.	3,504	217,914
		665,825
Household Durables - 2.3%
DR Horton, Inc.(a)	5,712	236,362
Lennar Corp., Class A	4,608	226,207
NVR, Inc.*	96	265,632
PulteGroup, Inc.	8,208	229,496
Toll Brothers, Inc.	6,240	225,888
		1,183,585
Industrial Conglomerates - 0.8%
Carlisle Cos., Inc.(a)	1,776	217,773
General Electric Co.(a)	21,312	212,907
		430,680
Insurance - 7.8%
Arch Capital Group Ltd.*(a)	6,768	218,742
Arthur J Gallagher & Co.(a)	2,736	213,681
Assured Guaranty Ltd.(a)	5,280	234,590
Axis Capital Holdings Ltd.(a)	3,888	212,985
Brown & Brown, Inc.(a)	7,488	220,971
Chubb Ltd.(a)	1,680	235,334
Everest Re Group Ltd.	960	207,322
Fidelity National Financial, Inc.(a)	6,336	231,581
First American Financial Corp.(a)	4,320	222,480
Hanover Insurance Group, Inc. (The)	1,872	213,726
Hartford Financial Services Group, Inc. (The)	4,512	224,337
Markel Corp.*	240	239,098
Marsh & McLennan Cos., Inc.	2,352	220,853
Old Republic International Corp.	10,560	220,915
RenaissanceRe Holdings Ltd.	1,488	213,528
RLI Corp.	3,120	223,860
White Mountains Insurance Group Ltd.	240	222,115
WR Berkley Corp.	2,640	223,661
		3,999,779
IT Services - 4.8%
Amdocs Ltd.(a)	3,984	215,574
Black Knight, Inc.*(a)	4,224	230,208
Booz Allen Hamilton Holding Corp.(a)	4,176	242,793
CACI International, Inc., Class A*(a)	1,200	218,424
Cognizant Technology Solutions Corp., Class A(a)	3,120	226,044
Conduent, Inc.*(a)	15,072	208,446
Euronet Worldwide, Inc.*(a)	1,632	232,707

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Shares	Value ($)
Fiserv, Inc.*(a)	2,592	228,822
Jack Henry & Associates, Inc.	1,680	233,083
MAXIMUS, Inc.	3,120	221,457
Western Union Co. (The)	12,432	229,619
		2,487,177
Leisure Products - 0.4%
Hasbro, Inc.	2,592	220,372

Life Sciences Tools & Services - 0.4%
Bio-Techne Corp.	1,152	228,730

Machinery - 1.7%
Dover Corp.(a)	2,448	229,623
Graco, Inc.	4,704	232,942
Ingersoll-Rand plc	2,112	227,990
WABCO Holdings, Inc.*	1,584	208,819
		899,374
Media - 0.8%
New York Times Co. (The), Class A	6,672	219,175
Omnicom Group, Inc.	2,928	213,715
		432,890
Metals & Mining - 0.9%
Newmont Mining Corp.	6,480	231,790
Royal Gold, Inc.	2,496	226,961
		458,751
Mortgage Real Estate Investment Trusts (REITs) - 3.4%
AGNC Investment Corp.(a)	12,480	224,640
Annaly Capital Management, Inc.	21,888	218,661
Blackstone Mortgage Trust, Inc., Class A(a)	6,384	220,631
Chimera Investment Corp.(a)	11,952	223,980
MFA Financial, Inc.	30,384	220,892
New Residential Investment Corp.	13,344	225,647
Starwood Property Trust, Inc.	9,840	219,924
Two Harbors Investment Corp.	15,936	215,614
		1,769,989
Multiline Retail - 0.9%
Dollar General Corp.(a)	1,872	223,330
Dollar Tree, Inc.*(a)	2,304	242,012
		465,342
Multi-Utilities - 1.4%
Ameren Corp.(a)	3,120	229,476
NiSource, Inc.	8,160	233,866
WEC Energy Group, Inc.	2,928	231,546
		694,888
Oil, Gas & Consumable Fuels - 3.5%
Cabot Oil & Gas Corp.(a)	8,976	234,274
Cheniere Energy, Inc.*	3,456	236,252
ConocoPhillips(a)	3,264	217,839
Diamondback Energy, Inc.(a)	2,160	219,305
EOG Resources, Inc.(a)	2,352	223,863
Occidental Petroleum Corp.	3,360	222,432
ONEOK, Inc.	3,456	241,367
Valero Energy Corp.	2,688	228,023
		1,823,355
Personal Products - 0.4%
Herbalife Nutrition Ltd.*	3,936	208,569

Pharmaceuticals - 1.7%
Bristol-Myers Squibb Co.(a)	4,224	201,527
Johnson & Johnson	1,632	228,137
Merck & Co., Inc.	2,736	227,553
Pfizer, Inc.	5,088	216,088
		873,305
Professional Services - 0.4%
Verisk Analytics, Inc.	1,728	229,824

Road & Rail - 1.7%
AMERCO	576	213,990
JB Hunt Transport Services, Inc.	2,064	209,062
Kansas City Southern	2,064	239,383
Landstar System, Inc.	2,064	225,781
		888,216
Semiconductors & Semiconductor Equipment - 2.2%
Broadcom, Inc.(a)	816	245,379
First Solar, Inc.*(a)	4,176	220,660
Qorvo, Inc.*	3,168	227,241
Skyworks Solutions, Inc.	2,736	225,665
Xilinx, Inc.	1,776	225,179
		1,144,124
Software - 3.5%
Cadence Design Systems, Inc.*(a)	3,840	243,878
CDK Global, Inc.(a)	3,792	223,046
Citrix Systems, Inc.(a)	2,112	210,482
LogMeIn, Inc.	2,784	222,998
Palo Alto Networks, Inc.*	912	221,507
RealPage, Inc.*	3,600	218,484
Symantec Corp.	9,792	225,118
Tyler Technologies, Inc.*	1,056	215,846
		1,781,359
Specialty Retail - 2.2%
American Eagle Outfitters, Inc.(a)	10,848	240,500
AutoZone, Inc.*(a)	240	245,789
Burlington Stores, Inc.*(a)	1,296	203,057
Gap, Inc. (The)	8,736	228,709
Urban Outfitters, Inc.*	7,152	211,985
		1,130,040
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.(a)	1,248	237,058

Textiles, Apparel & Luxury Goods - 1.7%
Capri Holdings Ltd.*	4,848	221,796
Columbia Sportswear Co.(a)	2,160	225,029

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Shares	Value ($)
NIKE, Inc., Class B	2,592	218,272
Ralph Lauren Corp.	1,776	230,312
		895,409
Trading Companies & Distributors - 0.9%
HD Supply Holdings, Inc.*	5,136	222,646
Watsco, Inc.	1,536	219,970
		442,616
TOTAL COMMON STOCKS (Cost $43,182,016)		44,642,672

TOTAL LONG POSITIONS (Cost $43,182,016)		44,642,672

SHORT POSITIONS - (84.1)%

COMMON STOCKS - (84.1)%

Aerospace & Defense - (0.4)%
Arconic, Inc.	(11,904)	(227,485)

Air Freight & Logistics - (0.4)%
FedEx Corp.	(1,200)	(217,692)

Airlines - (0.4)%
American Airlines Group, Inc.	(6,192)	(196,658)

Auto Components - (0.4)%
Aptiv plc	(2,640)	(209,854)

Automobiles - (0.8)%
Harley-Davidson, Inc.	(5,952)	(212,248)
Thor Industries, Inc.	(3,408)	(212,557)
		(424,805)
Banks - (2.0)%
Chemical Financial Corp.	(4,800)	(197,568)
Citigroup, Inc.	(3,456)	(215,033)
Citizens Financial Group, Inc.	(5,952)	(193,440)
Sterling Bancorp	(10,800)	(201,204)
SVB Financial Group*	(912)	(202,792)
		(1,010,037)
Beverages - (0.8)%
Molson Coors Brewing Co., Class B	(3,552)	(211,877)
Monster Beverage Corp.*	(3,456)	(188,628)
		(400,505)
Biotechnology - (4.3)%
Agios Pharmaceuticals, Inc.*	(3,408)	(229,836)
Alexion Pharmaceuticals, Inc.*	(1,632)	(220,614)
Alnylam Pharmaceuticals, Inc.*	(2,592)	(242,222)
Bluebird Bio, Inc.*	(1,392)	(219,003)
Exact Sciences Corp.*	(2,400)	(207,888)
Incyte Corp.*	(2,544)	(218,809)
Sage Therapeutics, Inc.*	(1,392)	(221,398)
Sarepta Therapeutics, Inc.*	(1,536)	(183,076)
Seattle Genetics, Inc.*	(2,976)	(217,962)
Ultragenyx Pharmaceutical, Inc.*	(3,408)	(236,379)
		(2,197,187)
Capital Markets - (5.7)%
Ameriprise Financial, Inc.	(1,680)	(215,208)
BlackRock, Inc.	(480)	(205,138)
Charles Schwab Corp. (The)	(4,800)	(205,248)
E*TRADE Financial Corp.	(4,464)	(207,263)
Eaton Vance Corp.	(5,232)	(210,902)
Evercore, Inc., Class A	(2,400)	(218,400)
Goldman Sachs Group, Inc. (The)	(1,104)	(211,957)
Lazard Ltd., Class A	(5,904)	(213,371)
LPL Financial Holdings, Inc.	(2,928)	(203,935)
Morgan Stanley	(5,280)	(222,816)
Raymond James Financial, Inc.	(2,688)	(216,142)
State Street Corp.	(3,072)	(202,168)
Stifel Financial Corp.	(4,032)	(212,728)
T. Rowe Price Group, Inc.	(2,208)	(221,065)
		(2,966,341)
Chemicals - (2.3)%
Cabot Corp.	(4,704)	(195,828)
Huntsman Corp.	(8,880)	(199,711)
Ingevity Corp.*	(1,920)	(202,771)
Mosaic Co. (The)	(7,104)	(194,010)
Olin Corp.	(8,496)	(196,598)
Trinseo SA	(4,368)	(197,870)
		(1,186,788)
Commercial Services & Supplies - (0.4)%
Clean Harbors, Inc.*	(3,216)	(230,041)

Communications Equipment - (1.0)%
Arista Networks, Inc.*	(768)	(241,505)
Lumentum Holdings, Inc.*	(4,416)	(249,681)
		(491,186)
Construction & Engineering - (0.9)%
Fluor Corp.	(5,856)	(215,501)
MasTec, Inc.*	(5,088)	(244,733)
		(460,234)
Consumer Finance - (1.7)%
Capital One Financial Corp.	(2,640)	(215,662)
Discover Financial Services	(3,072)	(218,604)
Green Dot Corp., Class A*	(3,456)	(209,606)
Navient Corp.	(18,000)	(208,260)
		(852,132)
Containers & Packaging - (0.9)%
Crown Holdings, Inc.*	(4,080)	(222,645)
Westrock Co.	(5,856)	(224,578)
		(447,223)

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Shares	Value ($)
Diversified Financial Services - (0.8)%
Jefferies Financial Group, Inc.	(10,896)	(204,736)
Voya Financial, Inc.	(4,368)	(218,225)
		(422,961)
Diversified Telecommunication Services - (0.4)%
CenturyLink, Inc.	(16,848)	(202,008)

Electrical Equipment - (1.6)%
Acuity Brands, Inc.	(1,680)	(201,617)
EnerSys	(2,976)	(193,916)
Generac Holdings, Inc.*	(4,272)	(218,854)
Hubbell, Inc.	(1,872)	(220,859)
		(835,246)
Electronic Equipment, Instruments & Components - (2.5)%
Belden, Inc.	(3,552)	(190,743)
Cognex Corp.	(4,128)	(209,950)
Coherent, Inc.*	(1,632)	(231,287)
Trimble, Inc.*	(5,472)	(221,069)
Vishay Intertechnology, Inc.	(10,128)	(187,064)
Zebra Technologies Corp., Class A*	(1,104)	(231,321)
		(1,271,434)
Energy Equipment & Services - (1.8)%
Core Laboratories NV	(3,408)	(234,913)
Ensco plc, Class A	(55,584)	(218,445)
Patterson-UTI Energy, Inc.	(16,752)	(234,863)
Transocean Ltd.*	(27,360)	(238,306)
		(926,527)
Entertainment - (0.4)%
Netflix, Inc.*	(624)	(222,493)

Equity Real Estate Investment Trusts (REITs) - (6.5)%
Brixmor Property Group, Inc.	(12,528)	(230,139)
Colony Capital, Inc.	(39,216)	(208,629)
CoreSite Realty Corp.	(2,160)	(231,163)
CyrusOne, Inc.	(4,416)	(231,575)
Hospitality Properties Trust	(8,112)	(213,427)
Host Hotels & Resorts, Inc.	(11,232)	(212,285)
Outfront Media, Inc.	(9,840)	(230,256)
Park Hotels & Resorts, Inc.	(7,008)	(217,809)
Pebblebrook Hotel Trust	(6,864)	(213,196)
RLJ Lodging Trust	(11,760)	(206,623)
Ryman Hospitality Properties, Inc.	(2,688)	(221,061)
Sabra Health Care REIT, Inc.	(12,048)	(234,575)
Sunstone Hotel Investors, Inc.	(14,640)	(210,816)
Uniti Group, Inc.	(22,992)	(257,280)
Weyerhaeuser Co.	(8,784)	(231,371)
		(3,350,205)
Food & Staples Retailing - (0.8)%
Performance Food Group Co.*	(5,712)	(226,424)
Walgreens Boots Alliance, Inc.	(3,072)	(194,365)
		(420,789)

Food Products - (1.9)%
Conagra Brands, Inc.	(9,456)	(262,310)
Darling Ingredients, Inc.*	(10,128)	(219,271)
Post Holdings, Inc.*	(2,160)	(236,304)
TreeHouse Foods, Inc.*	(3,648)	(235,478)
		(953,363)
Gas Utilities - (1.8)%
New Jersey Resources Corp.	(4,560)	(227,042)
South Jersey Industries, Inc.	(7,632)	(244,758)
Southwest Gas Holdings, Inc.	(2,688)	(221,115)
UGI Corp.	(4,032)	(223,454)
		(916,369)
Health Care Equipment & Supplies - (1.3)%
ABIOMED, Inc.*	(672)	(191,916)
Align Technology, Inc.*	(864)	(245,661)
Intuitive Surgical, Inc.*	(384)	(219,103)
		(656,680)
Health Care Providers & Services - (0.8)%
Cardinal Health, Inc.	(4,128)	(198,763)
HealthEquity, Inc.*	(2,736)	(202,410)
		(401,173)
Health Care Technology - (0.4)%
Teladoc Health, Inc.*	(3,456)	(192,154)

Hotels, Restaurants & Leisure - (3.7)%
Caesars Entertainment Corp.*	(25,872)	(224,828)
Hilton Grand Vacations, Inc.*	(6,960)	(214,716)
Las Vegas Sands Corp.	(3,552)	(216,530)
Marriott Vacations Worldwide Corp.	(2,256)	(210,936)
MGM Resorts International	(8,208)	(210,617)
Norwegian Cruise Line Holdings Ltd.*	(3,936)	(216,322)
Royal Caribbean Cruises Ltd.	(1,872)	(214,569)
Wyndham Destinations, Inc.	(4,896)	(198,239)
Wynn Resorts Ltd.	(1,728)	(206,185)
		(1,912,942)
Household Durables - (1.2)%
Mohawk Industries, Inc.*	(1,632)	(205,877)
Newell Brands, Inc.	(13,584)	(208,378)
Whirlpool Corp.	(1,536)	(204,119)
		(618,374)
Independent Power and Renewable Electricity Producers - (1.3)%
AES Corp.	(12,768)	(230,846)
NRG Energy, Inc.	(5,280)	(224,294)
Vistra Energy Corp.	(8,448)	(219,901)
		(675,041)
Industrial Conglomerates - (0.4)%
3M Co.	(1,056)	(219,416)

Insurance - (2.4)%
Brighthouse Financial, Inc.*	(5,712)	(207,288)

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Shares	Value ($)
Lincoln National Corp.	(3,504)	(205,685)
MetLife, Inc.	(4,896)	(208,423)
Principal Financial Group, Inc.	(4,224)	(212,003)
Prudential Financial, Inc.	(2,304)	(211,691)
Unum Group	(5,904)	(199,732)
		(1,244,822)
Interactive Media & Services - (1.3)%
Snap, Inc., Class A*	(22,608)	(249,140)
TripAdvisor, Inc.*	(4,176)	(214,856)
Zillow Group, Inc., Class C*	(5,280)	(183,427)
		(647,423)
Internet & Direct Marketing Retail - (1.6)%
Amazon.com, Inc.*	(144)	(256,428)
Etsy, Inc.*	(3,072)	(206,500)
GrubHub, Inc.*	(2,688)	(186,735)
Wayfair, Inc., Class A*	(1,344)	(199,517)
		(849,180)
IT Services - (2.1)%
Alliance Data Systems Corp.	(1,296)	(226,774)
EPAM Systems, Inc.*	(1,344)	(227,311)
Okta, Inc.*	(2,592)	(214,436)
Square, Inc., Class A*	(2,688)	(201,385)
Twilio, Inc., Class A*	(1,824)	(235,624)
		(1,105,530)
Leisure Products - (0.4)%
Polaris Industries, Inc.	(2,592)	(218,843)

Life Sciences Tools & Services - (1.4)%
Illumina, Inc.*	(720)	(223,697)
PRA Health Sciences, Inc.*	(2,064)	(227,638)
Syneos Health, Inc.*	(5,280)	(273,293)
		(724,628)
Machinery - (5.5)%
Caterpillar, Inc.	(1,584)	(214,616)
Colfax Corp.*	(8,352)	(247,887)
Deere & Co.	(1,344)	(214,825)
Flowserve Corp.	(4,944)	(223,172)
ITT, Inc.	(3,840)	(222,720)
Kennametal, Inc.	(5,808)	(213,444)
Lincoln Electric Holdings, Inc.	(2,544)	(213,365)
Oshkosh Corp.	(2,832)	(212,768)
Parker-Hannifin Corp.	(1,248)	(214,182)
Stanley Black & Decker, Inc.	(1,680)	(228,766)
Terex Corp.	(6,576)	(211,287)
Timken Co. (The)	(5,136)	(224,032)
Wabtec Corp.	(2,858)	(210,692)
		(2,851,756)
Media - (1.3)%
Charter Communications, Inc., Class A*	(624)	(216,472)
DISH Network Corp., Class A*	(6,816)	(215,999)
Liberty Broadband Corp., Class C*	(2,448)	(224,579)
		(657,050)
Metals & Mining - (1.2)%
Allegheny Technologies, Inc.*	(7,680)	(196,378)
Carpenter Technology Corp.	(4,704)	(215,678)
Freeport-McMoRan, Inc.	(17,088)	(220,264)
		(632,320)
Multi-Utilities - (0.4)%
MDU Resources Group, Inc.	(8,352)	(215,732)

Oil, Gas & Consumable Fuels - (2.3)%
Chesapeake Energy Corp.*	(75,600)	(234,360)
EQT Corp.	(12,144)	(251,867)
Hess Corp.	(3,792)	(228,392)
QEP Resources, Inc.*	(28,560)	(222,482)
WPX Energy, Inc.*	(17,808)	(233,463)
		(1,170,564)
Personal Products - (0.5)%
Coty, Inc., Class A	(20,016)	(230,184)

Pharmaceuticals - (1.3)%
Catalent, Inc.*	(5,088)	(206,522)
Mylan NV*	(8,352)	(236,696)
Perrigo Co. plc	(4,512)	(217,298)
		(660,516)
Professional Services - (0.4)%
Robert Half International, Inc.	(3,216)	(209,555)

Real Estate Management & Development - (1.2)%
CBRE Group, Inc., Class A*	(4,416)	(218,371)
Howard Hughes Corp. (The)*	(1,968)	(216,480)
Jones Lang LaSalle, Inc.	(1,344)	(207,218)
		(642,069)
Road & Rail - (0.4)%
Ryder System, Inc.	(3,552)	(220,189)

Semiconductors & Semiconductor Equipment - (2.6)%
Advanced Micro Devices, Inc.*	(9,408)	(240,092)
Lam Research Corp.	(1,248)	(223,405)
Micron Technology, Inc.*	(5,376)	(222,190)
NVIDIA Corp.	(1,440)	(258,566)
ON Semiconductor Corp.*	(10,272)	(211,295)
Semtech Corp.*	(4,032)	(205,269)
		(1,360,817)
Software - (3.6)%
2U, Inc.*	(2,976)	(210,850)
Autodesk, Inc.*	(1,344)	(209,422)
HubSpot, Inc.*	(1,296)	(215,408)
Manhattan Associates, Inc.*	(4,032)	(222,204)
Nutanix, Inc., Class A*	(4,416)	(166,660)
RingCentral, Inc., Class A*	(2,112)	(227,674)
salesforce.com, Inc.*	(1,344)	(212,849)

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Shares	Value ($)
Splunk, Inc.*	(1,632)	(203,347)
Workday, Inc., Class A*	(1,104)	(212,906)
		(1,881,320)
Specialty Retail - (0.4)%
Five Below, Inc.*	(1,824)	(226,632)

Technology Hardware, Storage & Peripherals - (1.3)%
NCR Corp.*	(7,920)	(216,137)
Pure Storage, Inc., Class A*	(10,752)	(234,286)
Xerox Corp.	(7,104)	(227,186)
		(677,609)
Textiles, Apparel & Luxury Goods - (0.9)%
Lululemon Athletica, Inc.*	(1,440)	(235,973)
Under Armour, Inc., Class A*	(9,696)	(204,973)
		(440,946)
Tobacco - (0.4)%
Philip Morris International, Inc.	(2,544)	(224,864)

Trading Companies & Distributors - (0.8)%
Air Lease Corp.	(5,904)	(202,802)
United Rentals, Inc.*	(1,632)	(186,456)
		(389,258)
Water Utilities - (0.4)%
Aqua America, Inc.	(6,144)	(223,887)

TOTAL COMMON STOCKS (Proceeds $(43,025,455))		(43,421,037)

TOTAL SHORT POSITIONS (Proceeds $(43,025,455))		(43,421,037)

Total Investments - 2.4% (Cost $156,561)		1,221,635
Other Assets Less Liabilities - 97.6%		50,409,554
Net Assets - 100.0%		51,631,189

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $17,308,534.

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2019 (Unaudited)

OTC Total return swap contracts outstanding as of March 31, 2019

Notional Amount	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument(3)	Value and Unrealized Appreciation/ (Depreciation)
5,569,405 USD	10/3/2019	Morgan Stanley	2.84%	Dow Jones U.S. Low Beta Total Return Index(4)	$617,010
(5,930,182) USD	10/3/2019	Morgan Stanley	(2.09)%	Dow Jones U.S. High Beta Total Return Index(5)	(276,445)
					$340,565

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. Payments may be made at the conclusion of the agreement or periodically during its term.
(3)	The 50 largest components of the referenced underlying Swap Index can be found at https://www.agf.com/us/resources/ index.jsp#
(4)	The Dow Jones U.S. Low Beta Total Return Index (DJTLABT) is designed to measure the performance of 200 companies ranked as having the lowest beta. Beta is calculated using weekly returns for the previous 52 weeks. Dividends are reinvested.
(5)	The Dow Jones U.S. High Beta Total Return Index (DJTSABT) is designed to measure the performance of 200 companies ranked as having the highest beta. Beta is calculated using weekly returns for the previous 52 weeks. Dividends are reinvested.

Abbreviations

USD     US Dollar

See accompanying notes to schedule of investments.

FQF Trust
AGFiQ Hedged Dividend Income Fund

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Shares	Value ($)

LONG POSITIONS - 98.0%

COMMON STOCKS - 90.2%

Automobiles - 1.0%
General Motors Co.(a)	957	35,505

Banks - 4.9%
FNB Corp.(a)	3,342	35,425
PacWest Bancorp	945	35,542
People's United Financial, Inc.	2,157	35,461
Umpqua Holdings Corp.	2,148	35,442
Valley National Bancorp	3,699	35,436
		177,306
Beverages - 1.0%
Coca-Cola Co. (The)	759	35,567

Biotechnology - 1.0%
Gilead Sciences, Inc.	546	35,496

Capital Markets - 1.0%
Ares Management Corp.	1,533	35,581

Containers & Packaging - 1.0%
International Paper Co.(a)	768	35,535

Diversified Consumer Services - 1.0%
H&R Block, Inc.(a)	1,482	35,479

Diversified Telecommunication Services - 2.9%
AT&T, Inc.	1,134	35,562
CenturyLink, Inc.(a)	2,961	35,503
Verizon Communications, Inc.	600	35,478
		106,543
Electric Utilities - 7.8%
American Electric Power Co., Inc.(a)	426	35,678
Duke Energy Corp.(a)	396	35,640
Edison International	573	35,480
Entergy Corp.(a)	372	35,574
FirstEnergy Corp.(a)	858	35,702
OGE Energy Corp.	825	35,574
PPL Corp.	1,122	35,612
Southern Co. (The)	690	35,659
		284,919
Energy Equipment & Services - 1.0%
Helmerich & Payne, Inc.(a)	639	35,503

Entertainment - 1.0%
Cinemark Holdings, Inc.	888	35,511

Equity Real Estate Investment Trusts (REITs) - 11.7%
Apple Hospitality REIT, Inc.(a)	2,178	35,501
Brixmor Property Group, Inc.(a)	1,926	35,381
EPR Properties	462	35,528
Hospitality Properties Trust(a)	1,344	35,361
Iron Mountain, Inc.	999	35,425
Kimco Realty Corp.	1,917	35,464
Omega Healthcare Investors, Inc.	927	35,365
RLJ Lodging Trust	2,016	35,421
Sabra Health Care REIT, Inc.	1,803	35,104
Senior Housing Properties Trust	3,000	35,340
VEREIT, Inc.	4,248	35,556
WP Carey, Inc.	453	35,483
		424,929
Food Products - 5.9%
Archer-Daniels-Midland Co.	825	35,582
Campbell Soup Co.(a)	933	35,575
Flowers Foods, Inc.(a)	1,662	35,434
General Mills, Inc.(a)	684	35,397
JM Smucker Co. (The)	306	35,649
Kellogg Co.	621	35,633
		213,270
Health Care Providers & Services - 2.0%
Cardinal Health, Inc.(a)	744	35,823
CVS Health Corp.	660	35,594
		71,417
Hotels, Restaurants & Leisure - 1.0%
Las Vegas Sands Corp.	588	35,845

Household Durables - 1.0%
Leggett & Platt, Inc.	840	35,465

Household Products - 1.0%
Kimberly-Clark Corp.	288	35,683

Independent Power and Renewable Electricity Producers - 1.0%
NextEra Energy Partners LP	762	35,540

Insurance - 2.0%
Principal Financial Group, Inc.	708	35,534
Prudential Financial, Inc.	387	35,558
		71,092
IT Services - 2.0%
International Business Machines Corp.(a)	252	35,557
Western Union Co. (The)	1,926	35,574
		71,131
Media - 1.9%
Interpublic Group of Cos., Inc. (The)	1,692	35,549
Omnicom Group, Inc.	486	35,473
		71,022
Mortgage Real Estate Investment Trusts (REITs) - 4.9%
Blackstone Mortgage Trust, Inc., Class A(a)	1,026	35,459
Chimera Investment Corp.	1,890	35,419
MFA Financial, Inc.	4,908	35,681
New Residential Investment Corp.	2,100	35,511

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ Hedged Dividend Income Fund

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Shares	Value ($)
Starwood Property Trust, Inc.	1,587	35,469
		177,539
Multiline Retail - 2.9%
Kohl's Corp.	516	35,485
Macy's, Inc.	1,482	35,613
Target Corp.	444	35,635
		106,733
Multi-Utilities - 4.9%
CenterPoint Energy, Inc.(a)	1,158	35,550
Consolidated Edison, Inc.(a)	420	35,620
Dominion Energy, Inc.	465	35,647
NorthWestern Corp.	504	35,487
Public Service Enterprise Group, Inc.	600	35,646
		177,950
Oil, Gas & Consumable Fuels - 11.7%
Chevron Corp.(a)	288	35,476
CVR Energy, Inc.(a)	861	35,473
EnLink Midstream LLC(a)	2,763	35,311
Exxon Mobil Corp.	441	35,633
Occidental Petroleum Corp.	537	35,549
ONEOK, Inc.	510	35,618
PBF Energy, Inc., Class A	1,134	35,313
Phillips 66	375	35,689
Tallgrass Energy LP	1,413	35,523
Targa Resources Corp.	858	35,650
Valero Energy Corp.	420	35,629
Viper Energy Partners LP	1,059	35,116
		425,980
Paper & Forest Products - 1.0%
Domtar Corp.	717	35,599

Pharmaceuticals - 2.0%
Bristol-Myers Squibb Co.	750	35,783
Pfizer, Inc.	837	35,547
		71,330
Road & Rail - 1.0%
Ryder System, Inc.	570	35,334

Semiconductors & Semiconductor Equipment - 1.9%
Maxim Integrated Products, Inc.	669	35,571
QUALCOMM, Inc.	621	35,415
		70,986
Specialty Retail - 1.9%
Gap, Inc. (The)(a)	1,356	35,500
Penske Automotive Group, Inc.	795	35,497
		70,997
Textiles, Apparel & Luxury Goods - 1.9%
Hanesbrands, Inc.(a)	1,986	35,510
Tapestry, Inc.	1,095	35,576
		71,086
Tobacco - 2.0%
Altria Group, Inc.	621	35,664
Philip Morris International, Inc.	402	35,533
		71,197
Trading Companies & Distributors - 1.0%
Watsco, Inc.	249	35,659

TOTAL COMMON STOCKS (Cost $3,143,394)		3,268,729

MASTER LIMITED PARTNERSHIPS - 7.8%

Industrial Conglomerates - 0.9%
Icahn Enterprises LP	486	35,235

Oil, Gas & Consumable Fuels - 6.9%
DCP Midstream LP(a)	1,074	35,496
Energy Transfer Equity LP(a)	2,325	35,735
Enterprise Products Partners LP(a)	1,221	35,531
EQM Midstream Partners LP(a)	771	35,597
Magellan Midstream Partners LP	582	35,287
Phillips 66 Partners LP	678	35,493
Shell Midstream Partners LP	1,737	35,522
		248,661
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $262,376)		283,896

TOTAL LONG POSITIONS (Cost $3,405,770)		3,552,625

SHORT POSITIONS - (49.0)%

COMMON STOCKS - (48.4)%

Aerospace & Defense - (0.3)%
TransDigm Group, Inc.*	(21)	(9,534)

Airlines - (0.2)%
United Continental Holdings, Inc.*	(111)	(8,856)

Automobiles - (0.3)%
Tesla, Inc.*	(33)	(9,235)

Banks - (1.9)%
Canadian Imperial Bank of Commerce	— (b)	(15)
First Citizens BancShares, Inc., Class A	(21)	(8,551)
First Financial Bankshares, Inc.	(153)	(8,840)
First Republic Bank	(87)	(8,740)
Pinnacle Financial Partners, Inc.	(162)	(8,861)
Signature Bank	(69)	(8,837)
SVB Financial Group*	(39)	(8,672)

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ Hedged Dividend Income Fund

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Shares	Value ($)
Western Alliance Bancorp*	(216)	(8,865)
Wintrust Financial Corp.	(132)	(8,888)
		(70,269)
Beverages - (1.0)%
Boston Beer Co., Inc. (The), Class A*	(30)	(8,842)
Brown-Forman Corp., Class B	(168)	(8,867)
Constellation Brands, Inc., Class A	(51)	(8,942)
Monster Beverage Corp.*	(162)	(8,842)
		(35,493)
Capital Markets - (3.7)%
Affiliated Managers Group, Inc.	(84)	(8,997)
Cboe Global Markets, Inc.	(93)	(8,876)
Charles Schwab Corp. (The)	(207)	(8,851)
E*TRADE Financial Corp.	(192)	(8,915)
FactSet Research Systems, Inc.	(36)	(8,938)
Interactive Brokers Group, Inc., Class A	(171)	(8,871)
Intercontinental Exchange, Inc.	(117)	(8,908)
LPL Financial Holdings, Inc.	(126)	(8,776)
MarketAxess Holdings, Inc.	(36)	(8,859)
Moody's Corp.	(48)	(8,692)
Morningstar, Inc.	(72)	(9,071)
MSCI, Inc.	(45)	(8,948)
S&P Global, Inc.	(42)	(8,843)
SEI Investments Co.	(171)	(8,935)
Stifel Financial Corp.	(168)	(8,864)
		(133,344)
Chemicals - (0.2)%
Ingevity Corp.*	(84)	(8,871)

Commercial Services & Supplies - (0.2)%
Copart, Inc.*	(147)	(8,907)

Consumer Finance - (1.2)%
Credit Acceptance Corp.*	(21)	(9,490)
FirstCash, Inc.	(102)	(8,823)
Green Dot Corp., Class A*	(147)	(8,916)
OneMain Holdings, Inc.	(279)	(8,858)
SLM Corp.	(900)	(8,919)
		(45,006)
Containers & Packaging - (0.5)%
Berry Global Group, Inc.*	(165)	(8,889)
Crown Holdings, Inc.*	(162)	(8,840)
		(17,729)
Distributors - (0.2)%
LKQ Corp.*	(312)	(8,855)

Diversified Consumer Services - (0.2)%
Bright Horizons Family Solutions, Inc.*	(69)	(8,771)

Diversified Financial Services - (0.7)%
AXA Equitable Holdings, Inc.	(444)	(8,942)
Berkshire Hathaway, Inc., Class B*	(45)	(9,040)
Voya Financial, Inc.	(177)	(8,843)
		(26,825)
Electric Utilities - (2.5)%
ALLETE, Inc.	(108)	(8,881)
Alliant Energy Corp.	(189)	(8,907)
Eversource Energy	(126)	(8,940)
Exelon Corp.	(177)	(8,873)
Hawaiian Electric Industries, Inc.	(219)	(8,929)
IDACORP, Inc.	(90)	(8,959)
NextEra Energy, Inc.	(45)	(8,699)
PNM Resources, Inc.	(186)	(8,805)
Portland General Electric Co.	(171)	(8,865)
Xcel Energy, Inc.	(159)	(8,937)
		(88,795)
Energy Equipment & Services - (1.0)%
Baker Hughes a GE Co.	(414)	(11,476)
Halliburton Co.	(393)	(11,515)
National Oilwell Varco, Inc.	(432)	(11,508)
		(34,499)
Entertainment - (0.7)%
Electronic Arts, Inc.*	(87)	(8,842)
Liberty Media Corp-Liberty Formula One, Class C*	(255)	(8,938)
Netflix, Inc.*	(24)	(8,557)
		(26,337)
Equity Real Estate Investment Trusts (REITs) - (0.7)%
American Homes 4 Rent, Class A	(390)	(8,861)
Equity Commonwealth	(270)	(8,826)
SBA Communications Corp.*	(45)	(8,985)
		(26,672)
Food & Staples Retailing - (1.5)%
BJ's Wholesale Club Holdings, Inc.*	(324)	(8,878)
Casey's General Stores, Inc.	(69)	(8,885)
Costco Wholesale Corp.	(36)	(8,717)
Kroger Co. (The)	(360)	(8,856)
Performance Food Group Co.*	(225)	(8,919)
US Foods Holding Corp.*	(255)	(8,902)
		(53,157)
Food Products - (2.0)%
Darling Ingredients, Inc.*	(408)	(8,833)
Hormel Foods Corp.	(198)	(8,863)
Lamb Weston Holdings, Inc.	(117)	(8,768)
Lancaster Colony Corp.	(57)	(8,931)
McCormick & Co., Inc. (Non-Voting)	(60)	(9,038)
Mondelez International, Inc., Class A	(177)	(8,836)
Post Holdings, Inc.*	(81)	(8,861)
TreeHouse Foods, Inc.*	(138)	(8,908)
		(71,038)
Gas Utilities - (1.7)%
Atmos Energy Corp.	(87)	(8,955)

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ Hedged Dividend Income Fund

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Shares	Value ($)
National Fuel Gas Co.	(147)	(8,961)
New Jersey Resources Corp.	(177)	(8,813)
ONE Gas, Inc.	(99)	(8,814)
Southwest Gas Holdings, Inc.	(108)	(8,884)
Spire, Inc.	(108)	(8,887)
UGI Corp.	(159)	(8,812)
		(62,126)
Health Care Equipment & Supplies - (1.2)%
Align Technology, Inc.*	(30)	(8,530)
Boston Scientific Corp.*	(231)	(8,866)
Edwards Lifesciences Corp.*	(45)	(8,610)
IDEXX Laboratories, Inc.*	(39)	(8,720)
Intuitive Surgical, Inc.*	(15)	(8,559)
		(43,285)
Health Care Providers & Services - (0.2)%
Centene Corp.*	(168)	(8,921)

Health Care Technology - (0.3)%
Cerner Corp.*	(156)	(8,925)

Hotels, Restaurants & Leisure - (0.5)%
Caesars Entertainment Corp.*	(1,020)	(8,864)
Chipotle Mexican Grill, Inc.*	(12)	(8,524)
		(17,388)
Household Durables - (0.7)%
Mohawk Industries, Inc.*	(69)	(8,704)
NVR, Inc.*	(3)	(8,301)
Roku, Inc.*	(138)	(8,903)
		(25,908)
Household Products - (0.2)%
Church & Dwight Co., Inc.	(123)	(8,761)

Independent Power and Renewable Electricity Producers - (0.5)%
NRG Energy, Inc.	(207)	(8,794)
Vistra Energy Corp.	(342)	(8,902)
		(17,696)
Insurance - (2.5)%
Alleghany Corp.*	(15)	(9,186)
Brighthouse Financial, Inc.*	(246)	(8,927)
Brown & Brown, Inc.	(300)	(8,853)
Kemper Corp.	(117)	(8,908)
Loews Corp.	(186)	(8,915)
Markel Corp.*	(9)	(8,966)
Primerica, Inc.	(72)	(8,795)
Selective Insurance Group, Inc.	(141)	(8,922)
Torchmark Corp.	(108)	(8,851)
WR Berkley Corp.	(105)	(8,896)
		(89,219)
Interactive Media & Services - (1.2)%
Alphabet, Inc., Class A*	(6)	(7,061)
Facebook, Inc., Class A*	(54)	(9,001)
IAC/InterActiveCorp*	(42)	(8,825)
Snap, Inc., Class A*	(807)	(8,893)
Twitter, Inc.*	(270)	(8,878)
		(42,658)
Internet & Direct Marketing Retail - (1.6)%
Amazon.com, Inc.*	(6)	(10,684)
Booking Holdings, Inc.*	(6)	(10,469)
eBay, Inc.	(240)	(8,914)
Etsy, Inc.*	(132)	(8,873)
GrubHub, Inc.*	(129)	(8,962)
Wayfair, Inc., Class A*	(60)	(8,907)
		(56,809)
IT Services - (0.3)%
PayPal Holdings, Inc.*	(87)	(9,034)

Life Sciences Tools & Services - (0.8)%
Illumina, Inc.*	(30)	(9,321)
IQVIA Holdings, Inc.*	(63)	(9,062)
Waters Corp.*	(36)	(9,062)
		(27,445)
Media - (1.0)%
Charter Communications, Inc., Class A*	(27)	(9,366)
Discovery, Inc., Class A*	(330)	(8,917)
DISH Network Corp., Class A*	(282)	(8,937)
Liberty Broadband Corp., Class C*	(96)	(8,807)
		(36,027)
Metals & Mining - (0.2)%
Alcoa Corp.*	(315)	(8,870)

Multiline Retail - (0.2)%
Dollar Tree, Inc.*	(84)	(8,823)

Multi-Utilities - (1.7)%
Ameren Corp.	(120)	(8,826)
Black Hills Corp.	(120)	(8,889)
CMS Energy Corp.	(159)	(8,831)
DTE Energy Co.	(72)	(8,981)
MDU Resources Group, Inc.	(345)	(8,911)
NiSource, Inc.	(309)	(8,856)
WEC Energy Group, Inc.	(114)	(9,015)
		(62,309)
Oil, Gas & Consumable Fuels - (8.2)%
Anadarko Petroleum Corp.	(252)	(11,461)
Apache Corp.	(330)	(11,438)
Cabot Oil & Gas Corp.	(438)	(11,432)
Centennial Resource Development, Inc., Class A*	(1,287)	(11,313)
Cheniere Energy, Inc.*	(168)	(11,484)
Chesapeake Energy Corp.*	(3,657)	(11,337)
Cimarex Energy Co.	(162)	(11,324)
Concho Resources, Inc.	(102)	(11,318)
ConocoPhillips	(171)	(11,412)
Devon Energy Corp.	(363)	(11,456)
Diamondback Energy, Inc.	(114)	(11,574)
EOG Resources, Inc.	(120)	(11,422)

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ Hedged Dividend Income Fund

Schedule of Investments

March 31, 2019 (Unaudited)

Investments	Shares	Value ($)
EQT Corp.	(555)	(11,511)
Hess Corp.	(189)	(11,383)
HollyFrontier Corp.	(234)	(11,529)
Kinder Morgan, Inc.	(576)	(11,526)
Marathon Oil Corp.	(684)	(11,430)
Marathon Petroleum Corp.	(192)	(11,491)
Murphy Oil Corp.	(393)	(11,515)
Noble Energy, Inc.	(462)	(11,425)
Parsley Energy, Inc., Class A*	(588)	(11,348)
Peabody Energy Corp.	(402)	(11,389)
Pioneer Natural Resources Co.	(75)	(11,421)
Plains GP Holdings LP, Class A*	(462)	(11,513)
Williams Cos., Inc. (The)	(399)	(11,459)
WPX Energy, Inc.*	(870)	(11,406)
		(297,317)
Personal Products - (0.3)%
Estee Lauder Cos., Inc. (The), Class A	(54)	(8,940)

Professional Services - (0.5)%
CoStar Group, Inc.*	(18)	(8,396)
Verisk Analytics, Inc.	(66)	(8,778)
		(17,174)
Real Estate Management & Development - (0.7)%
CBRE Group, Inc., Class A*	(180)	(8,901)
Howard Hughes Corp. (The)*	(81)	(8,910)
Jones Lang LaSalle, Inc.	(57)	(8,788)
		(26,599)
Semiconductors & Semiconductor Equipment - (0.3)%
Micron Technology, Inc.*	(216)	(8,927)

Software - (1.2)%
Adobe Systems, Inc.*	(33)	(8,794)
salesforce.com, Inc.*	(57)	(9,027)
ServiceNow, Inc.*	(36)	(8,874)
VMware, Inc., Class A	(48)	(8,665)
Workday, Inc., Class A*	(45)	(8,678)
		(44,038)
Specialty Retail - (1.5)%
AutoZone, Inc.*	(9)	(9,217)
Burlington Stores, Inc.*	(57)	(8,931)
CarMax, Inc.*	(126)	(8,795)
Five Below, Inc.*	(72)	(8,946)
O'Reilly Automotive, Inc.*	(24)	(9,319)
Ulta Beauty, Inc.*	(24)	(8,369)
		(53,577)
Technology Hardware, Storage & Peripherals - (0.3)%
Dell Technologies, Inc., Class C*	(153)	(8,980)

Textiles, Apparel & Luxury Goods - (0.2)%
Under Armour, Inc., Class A*	(417)	(8,815)

Thrifts & Mortgage Finance - (0.7)%
LendingTree, Inc.*	(24)	(8,437)
MGIC Investment Corp.*	(672)	(8,864)
Radian Group, Inc.	(426)	(8,835)
		(26,136)
Trading Companies & Distributors - (0.2)%
United Rentals, Inc.*	(78)	(8,911)

Water Utilities - (0.5)%
American Water Works Co., Inc.	(84)	(8,758)
Aqua America, Inc.	(243)	(8,855)
		(17,613)
TOTAL COMMON STOCKS (Proceeds $(1,625,652))		(1,753,424)

MASTER LIMITED PARTNERSHIPS - (0.6)%

Oil, Gas & Consumable Fuels - (0.6)%
Buckeye Partners LP	(336)	(11,431)
Plains All American Pipeline LP	(471)	(11,544)

TOTAL MASTER LIMITED PARTNERSHIPS (Proceeds $(19,163))		(22,975)

TOTAL SHORT POSITIONS (Proceeds $(1,644,815))		(1,776,399)

Total Investments - 49.0% (Cost $1,760,955)		1,776,226
Other Assets Less Liabilities - 51.0%		1,850,058
Net Assets - 100.0%		3,626,284

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $1,052,179.
(b)	Amount represents less than one share.

See accompanying notes to schedule of investments.

FQF Trust

Notes to Quarterly Schedules of Investments

March 31, 2019 (Unaudited)

1. Organization

FQF Trust (the ‘‘Trust’’), a Delaware statutory trust, was formed on November 19, 2009. The Trust currently includes five operational series of the AGFiQ Funds: AGFiQ U.S. Market Neutral Momentum Fund, AGFiQ U.S. Market Neutral Value Fund, AGFiQ U.S. Market Neutral Size Fund, AGFiQ U.S. Market Neutral Anti-Beta Fund, and AGFiQ Hedged Dividend Income Fund (each, a “Fund”; collectively, the “Funds”). FFCM, LLC (the ‘‘Adviser’’) is the investment adviser to each Fund. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the ‘‘1940 Act’’), as amended.

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each, a ‘‘Target Index’’). Each Fund is classified as a ‘‘diversified’’ Fund. There can be no assurance that the Funds will achieve their respective investment objectives.

The Funds had no operations from their initial seeding date until each Fund’s respective commencement of operations date other than matters related to their organization and sale and issuance of 4,000 shares of beneficial interest in AGFiQ U.S. Market Neutral Value Fund to the Adviser at the net asset value (‘‘NAV’’) of $25.00 per share.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (‘‘FASB’’) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (‘‘GAAP’’). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Company Modernization

In October 2016, the Securities and Exchange Commission (‘‘SEC’’) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization (the ‘‘Release’’). The Release called for the adoption of new rules and forms as well as amendments to current rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The Funds have updated disclosure in these financial statements to reflect the amendments, which were effective August 1, 2017. The filing compliance date for the Funds for Form N-PORT is no later than April 30, 2020, reflecting data as of March 31, 2020. The Funds filed Form N-CEN for the year ended June 30, 2018.

Investment Valuation

The net asset value (‘‘NAV’’) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (‘‘NYSE’’), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of a Fund’s shares outstanding.

The value of each Fund’s securities held long and securities held short is based on such securities’ closing price on local markets when available. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If a security’s market price is not readily available, or if the value of a security the Funds hold has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets or exchanges on which the security is traded, the security will be fair valued by Pricing

FQF Trust

Notes to Quarterly Schedules of Investments (continued)

March 31, 2019 (Unaudited)

Procedures the Funds’ Valuation Committee adheres to in accordance with the Trust’s procedures which were approved by the Board of Trustees (the “Trustees”).

Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Target Index. This may adversely affect a Fund’s ability to track its Target Index. Securities of non-exchange traded and exchange traded investment companies are valued at their NAV and market value, respectively.

Generally, the Funds price their swap agreements daily using industry standard models that may incorporate quotations from market makers or pricing vendors (unless the underlying reference security is closed or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, in which case the quotations will be adjusted, to the extent practicable and available, based on inputs from an independent pricing source approved by the Trustees) and records the change in value, if any, as unrealized gain or loss. Such valuations would typically be categorized as Level 2 in the fair value hierarchy described below. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FQF Trust

Notes to Quarterly Schedules of Investments (continued)

March 31, 2019 (Unaudited)

The following is a summary of the valuations as of March 31, 2019 for each Fund based upon the three levels defined above:

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
AGFiQ U.S. Market Neutral Momentum Fund
Investments
Assets
Common Stocks*	$4,267,050	$—	$—	$4,267,050
Liabilities
Common Stocks*	$(4,206,327)	$—	$—	$(4,206,327)
Total Investments	$60,723	$—	$—	$60,723
Other Financial Instruments
Assets
Swap Agreements**	$—	$66,255	$—	$66,255
Liabilities
Swap Agreements**	$—	$(2,530)	$—	$(2,530)
Total Other Financial Instruments	$—	$63,725	$—	$63,725

AGFiQ U.S. Market Neutral Value Fund
Investments
Assets
Common Stocks*	$972,193	$—	$—	$972,193
Liabilities
Common Stocks*	$(999,006)	$—	$—	$(999,006)
Total Investments	$(26,813)	$—	$—	$(26,813)
Other Financial Instruments
Assets
Swap Agreements**	$—	$2,146	$—	$2,146
Liabilities
Swap Agreements**	$—	$(24,286)	$—	$(24,286)
Total Other Financial Instruments	$—	$(22,140)	$—	$(22,140)

AGFiQ U.S. Market Neutral Size Fund
Investments
Assets
Common Stocks*	$1,681,799	$—	$—	$1,681,799
Liabilities
Common Stocks*	$(1,739,927)	$—	$—	$(1,739,927)
Total Investments	$(58,128)	$—	$—	$(58,128)
Other Financial Instruments
Assets
Swap Agreements**	$—	$8,995	$—	$8,995
Liabilities
Swap Agreements**	$—	$(30,396)	$—	$(30,396)
Total Other Financial Instruments	$—	$(21,401)	$—	$(21,401)

FQF Trust

Notes to Quarterly Schedules of Investments (continued)

March 31, 2019 (Unaudited)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
AGFiQ U.S. Market Neutral Anti-Beta Fund
Investments
Assets
Common Stocks*	$44,642,672	$—	$—	$44,642,672
Liabilities
Common Stocks*	$(43,421,037)	$—	$—	$(43,421,037)
Total Investments	$1,221,635	$—	$—	$1,221,635
Other Financial Instruments
Assets
Swap Agreements**	$—	$617,010	$—	$617,010
Liabilities
Swap Agreements**	$—	$(276,445)	$—	$(276,445)
Total Other Financial Instruments	$—	$340,565	$—	$340,565

AGFiQ Hedged Dividend Income Fund
Investments
Assets
Common Stocks*	$3,552,625	$—	$—	$3,552,625
Liabilities
Common Stocks*	$(1,776,399)	$—	$—	$(1,776,399)
Total Investments	$1,776,226	$—	$—	$1,776,226

*	See Schedules of Investments for segregation by industry type.
**

The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund?s NAV than the uncertainties surrounding inputs for a non-derivative security with the same market value.

Real Estate Investment Trusts (‘‘REITs’’)

Each Fund may invest in REITs. Equity REITs invest primarily in real property while mortgage REITs make construction, development and long term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to be exempt from registration as a registered investment company under the 1940 Act.

Distributions from REIT investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT’s fiscal year end. The Funds record the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Funds may be subsequently revised based on information received from the REITs after their tax reporting periods have concluded.

Short Sales

The Funds enter into short sales. A short sale is a transaction in which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at

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Notes to Quarterly Schedules of Investments (continued)

March 31, 2019 (Unaudited)

the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, a Fund is required to repay the lender any dividends it receives, or interest which accrues, during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund closes out the short sale. A Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a Fund may be required to pay, if any, in connection with a short sale. Short sales may be subject to unlimited losses as the price of a security can rise infinitely.

Whenever a Fund engages in short sales, it earmarks or segregates liquid securities or cash in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale (other than the proceeds of the short sale), equals the current market value of the security sold short. The earmarked or segregated assets are marked-to-market daily and cannot be sold or liquidated unless replaced with liquid assets of equal value.

Funds may not be able to borrow stocks that are short positions in a Target Index as their supply may be insufficient or the cost to borrow may be prohibitively expensive due to market or stock specific conditions. Under such circumstances, the Funds may not achieve their investment objectives.

Swap Agreements

The Funds may enter into swap agreements. Certain Funds currently enter into equity or equity index swap agreements for purposes of attempting to gain exposure to an index or group of securities without actually purchasing those securities. Although some swap agreements may be exchange-traded, others are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. Most, if not all, swap agreements entered into by the Funds will be two-party contracts. In connection with the Funds’ positions in a swaps contract, each Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements. In such a standard ‘‘swap’’ transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or ‘‘swapped’’ between the parties are calculated with respect to a ‘‘notional amount,’’ i.e., the return on or increase in value of a particular dollar amount invested in a ‘‘basket’’ of securities representing a particular index or group of securities. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks.

A Fund agrees to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement will generally be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. As a trading technique, the Adviser may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities.

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Notes to Quarterly Schedules of Investments (continued)

March 31, 2019 (Unaudited)

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, will be earmarked or segregated by a Fund’s custodian; this cash and liquid assets cannot be sold unless replaced with cash or liquid assets of equal value. Inasmuch as these transactions are entered into for hedging purposes or are offset by earmarked or segregated cash or liquid assets, as permitted by applicable law, these transactions will not be construed to constitute senior securities within the meaning of the 1940 Act, and will not be subject to a Fund’s borrowing restrictions.

The swap market has grown substantially in recent periods with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Adviser, under the oversight of the Trustees, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association (‘‘ISDA’’) agreements with certain counterparties for derivative transactions. These agreements contain among other conditions, events of default and termination events, and various covenants and representations. Certain of the Funds’ ISDA agreements contain provisions that require the Funds to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Funds’ NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Funds were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Funds will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts.

The Funds noted below used swap contracts to simulate full investment in each respective Fund’s Target Index. The following represents the average monthly outstanding swap contracts for the period ended March 31, 2019:

Fund	Average Contract Long	Average Contract Short
AGFiQ U.S. Market Neutral Momentum Fund	$985,248	$(1,016,805)
AGFiQ U.S. Market Neutral Value Fund	117,112	(124,613)
AGFiQ U.S. Market Neutral Size Fund	226,875	(241,747)
AGFiQ U.S. Market Neutral Anti-Beta Fund	2,977,422	(3,044,266)

3. Principal Risks

Some principal risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other principal risks in addition to these identified principal risks. This section discusses certain principal risks encountered by the Funds. A more complete description of the principal risks to which each Fund is subject is included in the Funds’ prospectus.

Anti-Beta Risk: For AGFiQ U.S. Market Neutral Anti-Beta Fund, there is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the Fund will not be invested in the less volatile securities in the universe. In addition, the Fund may be more than the universe since it will have short exposure to the most volatile stocks in the universe and long exposure to the least volatile stocks in the universe. Volatile stocks are subject to sharp swings in value.

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Notes to Quarterly Schedules of Investments (continued)

March 31, 2019 (Unaudited)

High Dividend Risk: For AGFiQ Hedged Dividend Income Fund, a company may reduce or eliminate its dividend. As a result, the present and future dividend of a security may not be the same as it has historically been and the Fund may not end up invested in high dividend securities. The Fund may be more volatile than the universe since it will have short exposure to low dividend paying stocks in the universe. In addition, there may be periods when the high dividend style is out of favor, and during which the investment performance of a fund using a high dividend strategy may suffer.

Momentum Risk: For the AGFiQ U.S. Market Neutral Momentum Fund, momentum investing emphasizes investing in securities that have had better recent performance compared to other securities. Securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer. Momentum can turn quickly and cause significant variation from other types of investments. The Fund may experience significant losses if momentum stops, turns or otherwise behaves differently than predicted.

Size Risk: For the AGFiQ U.S. Market Neutral Size Fund, size investing entails investing in securities within the universe that have smaller market capitalizations and shorting securities within the universe that have larger market capitalizations. The Fund seeks to capture excessive returns of smaller firms (by market capitalization) relative to their larger counterparts. There may be periods when the size style is out of favor, and during which the investment performance of a fund using a size strategy may suffer.

Value Risk: For the AGFiQ U.S. Market Neutral Value Fund, value investing entails investing in securities issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value. The Index Provider may be unsuccessful in creating an index that emphasizes undervalued securities. Value securities have generally performed better than non-value securities during periods of economic recovery. Value securities may go in and out of favor over time.

Authorized Participants Concentration Risk: The Funds have a limited number of Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Funds and no other Authorized Participant steps in, shares of the Funds may trade like closed-end fund shares at a significant discount to net asset value (“NAV”) and may face delisting from the Exchange.

Concentration Risk: To the extent that a Fund’s Target Index is concentrated in a particular industry, the Fund also will be expected to be concentrated in that industry and may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Derivatives Risk: Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, a Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by a Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Equity Investing Risk: An investment in a Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Flash Crash Risk: Sharp price declines in securities owned by a Fund may trigger trading halts, which may result in a Fund’s shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day.

Leverage Risk: A Fund’s use of short selling and swap agreements allows the Fund to obtain investment exposures greater than it could otherwise obtain and specifically to effectively increase, or leverage, its total long and short investment exposures to more than its NAV by a significant amount. Use of leverage tends to magnify increases or decreases in a Fund’s returns and may lead to a more volatile share price. Leverage may magnify a Fund’s gains or losses.

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Notes to Quarterly Schedules of Investments (continued)

March 31, 2019 (Unaudited)

Market Neutral Style Risk: During a “bull” market, when most equity securities and long-only equity ETFs are increasing in value, a Fund’s short positions will likely cause the Fund to underperform the overall U.S. equity market and such ETFs. In addition, because a Fund employs a dollar-neutral strategy to achieve market neutrality, the beta of the Fund (i.e., the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

Master Limited Partnership Risk: Master Limited Partnerships (“MLPs”) are commonly taxed as partnerships and publicly traded on national securities exchanges. For AGFiQ Hedged Dividend Income Fund investments in common units of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters that affect the MLP. MLPs are commonly treated as partnerships that are “qualified publicly traded partnerships” for federal income tax purposes, which commonly pertain to the use of natural resources. Changes in U.S. tax laws could revoke the pass-through attributes that provide the tax efficiencies that make MLPs attractive investment structures.

Passive Investment Risk: The Funds are managed with a passive investment strategy, attempting to track a Fund’s Target Index. As a result, a Fund expects to hold constituent securities of its Target Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund’s return to be lower than if the Fund employed an active strategy.

Portfolio Turnover Risk: A Fund’s investment strategy may result in higher portfolio turnover rates. A high portfolio turnover rate (e.g., over 100%) may result in higher transaction costs to a Fund, including brokerage commissions, and negatively impact a Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Premium-Discount Risk: Fund shares may trade above or below their NAV. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares.

REIT Risk: Through its investments in REITs, a Fund will be subject to the risks of investing in the real estate market, including decreases in property values and revenues and increases in interest rates.

Short Sale Risk: If a Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount a Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales increases the exposure of a Fund to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of the securities with the lowest momentum within each sector) outperforms the long portfolio (made up of the securities with the highest momentum within each sector), the performance of a Fund would be negatively affected. In addition, when a Fund is selling a stock short, it must maintain a segregated account of cash and/or liquid assets with its custodian to satisfy collateral and regulatory requirements. As a result, a Fund may maintain high levels of cash or liquid assets.

The Funds’ prospectuses contain additional information regarding the principal risks associated with an investment in a Fund.

4. Guarantees and Indemnifications

In the normal course of business, a Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

FQF Trust

Notes to Quarterly Schedules of Investments (continued)

March 31, 2019 (Unaudited)

5. New Accounting Pronouncements

On August 28, 2018, the FASB issued ASU 2018-13, “Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosure upon issuance of this ASU. The Funds have early adopted ASU 2018-13 for these financial statements.

6. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued. The subsequent events include the following:

Effective May 6, 2019, the investment adviser to the AGFiQ Funds, FFCM LLC, changed its name to AGF Investments LLC.

Item 2. Controls and Procedures.

(a)	The Registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FQF Trust

By:	/s/William H. DeRoche
William H. DeRoche
President
May 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/William H. DeRoche
William H. DeRoche
President
May 24, 2019

By:	/s/Joshua Hunter
Joshua Hunter
Principal Financial Officer and Treasurer
May 24, 2019